Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue, New York, New York 10022-6839

Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”) is a mutual fund. It currently has these twenty-five Portfolios:
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Equity Index Portfolio
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All America Portfolio
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Small Cap Value Portfolio
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Small Cap Growth Portfolio
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Small Cap Equity Index Portfolio
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Mid Cap Value Portfolio
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Mid-Cap Equity Index Portfolio
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International Portfolio
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Money Market Portfolio
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Mid-Term Bond Portfolio
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Bond Portfolio
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Retirement Portfolios:
Retirement Income Portfolio
2015 Retirement Portfolio
2020 Retirement Portfolio
2025 Retirement Portfolio
2030 Retirement Portfolio
2035 Retirement Portfolio
2040 Retirement Portfolio
2045 Retirement Portfolio
2050 Retirement Portfolio
2055 Retirement Portfolio
2060 Retirement Portfolio
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Allocation Portfolios:
Conservative Allocation Portfolio
Moderate Allocation Portfolio
Aggressive Allocation Portfolio
The Portfolios serve as investment vehicles for account balances under variable accumulation annuity contracts and variable life insurance policies issued by Mutual of America Life Insurance Company (the “Insurance Company”). Additionally, certain of the Portfolios serve as investment vehicles for account balances under certain variable accumulation annuity contracts and variable life insurance policies, issued by a former indirect wholly-owned subsidiary, The American Life Insurance Company of New York, now known as Wilton Reassurance Life Company of New York (“Wilton Re”). Separate accounts of the Insurance Company and Wilton Re purchase Portfolio shares (the “Separate Accounts”). Together, the Insurance Company and Wilton Re may be referred to as the “Insurance Companies.”
This Prospectus has information a contractholder or policyowner should know before making allocations or transfers to or investments in the Portfolios the separate account funds that invest in shares of the Portfolios. You should read this Prospectus carefully and keep it for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated May 1, 2023

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
Equity Index PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks investment results (before fees and expenses) that correspond to the investment performance of the S&P 500® Index.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.84%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and/or Expense Reimbursement*	(0.69%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.23%

*The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$610
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 10.72% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio primarily invests in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities included in the S&P 500® Index, which at December 31, 2022, included companies with market capitalizations above $12.7 billion. The Portfolio is rebalanced at approximately the same time that the S&P 500® Index to which the Portfolio is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The Portfolio will typically concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated. The Portfolio may become non-diversified, as defined under the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index to which the Portfolio is benchmarked. This means that the Portfolio may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Portfolio were always managed as a diversified management investment company. The Portfolio intends to be diversified in approximately the same proportion as the S&P 500® Index. Shareholder approval will not be sought when the Portfolio crosses from diversified to non-diversified status due to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
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General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
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Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
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Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
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Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to the same extent that the S&P 500® Index does, the Portfolio bears concentration risk.
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Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
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Non-Diversification risk: The Portfolio may become classified as "non-diversified" under the 1940 Act as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index. If the Portfolio becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
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Index Tracking Error risk: As an index fund, the Portfolio seeks to track the performance of an index, although it may not be successful in doing so. The divergence between the performance of the Portfolio and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
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Passive Investment risk: Because the Portfolio is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. In keeping with the Portfolio’s strategy of seeking to track the index, the Fund does not seek to reduce market exposure or to reduce the effects of a declining market. As a result, the Portfolio’s performance may lag the performance of actively managed funds.
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Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
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Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2021	10.93%
Worst	Second quarter 2022	-16.03%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Equity Index Portfolio	-18.06%	7.06%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, and Erik Wennerstrum, Second Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
All America PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks to outperform the Russell 3000® Index (before fees and expenses) by investing in a diversified portfolio of primarily common stocks.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	1.54%
Total Annual Fund Operating Expenses	1.94%
Fee Waiver and/or Expense Reimbursement*	(1.39%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

*The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$56	$178	$311	$1,341
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 18.54% of the average value of its portfolio.
Principal Investment Strategies. A portion of the Portfolio’s total assets is indexed and a portion is actively managed.
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Approximately 60% of the Portfolio’s total assets are invested in the 3,000 common stocks included in the Russell 3000® Index to replicate to the extent practicable and cost effective, the weightings of such stocks in the Index with respect to that 60% of the Portfolio’s total assets. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. The indexed portion of the Portfolio is rebalanced at approximately the same time that the Russell 3000® Index to which that portion of the Portfolio is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter.
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Approximately 40% of the Portfolio’s total assets are actively managed by the Adviser, with approximately 20% of the Portfolio’s total assets invested in large and mid-cap growth and value stocks, approximately 10% invested in small-cap growth stocks and approximately 10% in small-cap value stocks. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies, based on bottom-up fundamental company research, including analysis of business models, financial statements, measures of earnings and cash flow, and potential for long-term growth in sales and cash flow.
Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
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General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
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Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
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Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to the same extent that the S&P 500® Index does, the Portfolio bears concentration risk.
•
Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
•
Index Tracking Error risk: As an index fund, the Portfolio seeks to track the performance of an index, although it may not be successful in doing so. The divergence between the performance of the Portfolio and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
•
Passive Investment risk: Because the Portfolio is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. In keeping with the Portfolio’s strategy of seeking to track the index, the Portfolio does not seek to reduce market exposure or to reduce the effects of a declining market. As a result, the Portfolio’s performance may lag the performance of actively managed funds.
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Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.

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Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
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Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
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Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at reasonable prices.
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Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. It may be more difficult for the Portfolio to sell a small capitalization stock than a larger capitalization stock.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2021	9.37%
Worst	Second quarter 2022	-15.79%

Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
All America Portfolio	-17.73%	6.51%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Stephen J. Rich, Chief Executive Officer of the Adviser, and a portfolio manager of the small cap and mid-cap value segments of the Portfolio since April 2022, having previously served as a portfolio manager of these segments since its inception in January 2020 through 2021, Marguerite Wagner, Executive Vice President of the Adviser, and a portfolio manager of the small cap growth and mid cap core segments of the Portfolio since its inception in January 2020, and Jamie A. Zendel, Executive Vice President, and a portfolio manager of the indexed portion of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
Small Cap Value PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks capital appreciation.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.60%
Total Annual Fund Operating Expenses	2.35%
Fee Waiver and/or Expense Reimbursement*	(1.45%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%

*The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$92	$291	$510	$1,819
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 21.45% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests primarily in value stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. The Portfolio will typically concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. The Portfolio is expected to have a concentration in the stocks of financial companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations of less than $5.0 billion.
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Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in small-cap value stocks and at least 85% of the Portfolio’s total assets will be invested in equity securities.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. It may be more difficult for the Portfolio to sell a small capitalization stock than a larger capitalization stock.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to approximately the same extent that its comparative index does, the Portfolio bears concentration risk.
•
Financial Industry risk: Companies in the financial industry are subject to extensive government regulation and can be subject to relatively rapid change due to increasingly blurred distinctions between service segments. Companies in the financial industry can also be significantly affected by the availability of capital and the cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
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Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	First quarter 2021	19.37%
Worst	Second quarter 2022	-11.79%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Small Cap Value Portfolio	-9.81%	5.32%	January 24, 2020
Russell 2000 Value® Index (Index reflects no deduction for fees and expenses)	-14.48%	5.61%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Manager. Stephen J. Rich, Chief Executive Officer of the Adviser, and the portfolio manager of the Portfolio since April 2022, having previously served as a portfolio manager of the Portfolio since its inception in January 2020 through 2021, is primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
Small Cap Growth PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks capital appreciation.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.71%
Total Annual Fund Operating Expenses	2.46%
Fee Waiver and/or Expense Reimbursement*	(1.56%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%

*The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (d) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$92	$291	$510	$1,869
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 67.79% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests primarily in growth stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation, based on a bottom-up fundamental stock selection process. The process includes analysis of a company’s business and financial models, as well as understanding its financial statements, to assess the potential for long-term growth in sales and cash flow. The Portfolio will typically concentrate its investments in an industry or group of industries to the extent that its benchmark index is also so concentrated. The Portfolio is expected to have a concentration in the stocks of health care and technology companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations less than $5.0 billion.
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Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in small-cap growth stocks and at least 85% of the Portfolio’s total assets are invested in equity securities.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. It may be more difficult for the Portfolio to sell a small capitalization stock than a larger capitalization stock.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to approximately the same extent that its comparative Index does, the Portfolio bears concentration risk.
•
Health Care Industry risk: Companies in the health care industry are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.

Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	First quarter 2021	5.73%
Worst	Second quarter 2022	-19.71%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Small Cap Growth Portfolio	-28.27%	3.51%	January 24, 2020
Russell 2000 Growth® Index (Index reflects no deduction for fees and expenses)	-26.36%	0.16%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Marguerite Wagner, Executive Vice President of the Adviser, and portfolio manager of the Portfolio since its inception in January 2020, is primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
Small Cap Equity Index PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks investment results (before fees and expenses) that correspond to the investment performance of the S&P SmallCap 600® Index.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	2.51%
Total Annual Fund Operating Expenses	2.59%
Fee Waiver and/or Expense Reimbursement*	(2.36%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.23%

*The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$1,369
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 37.04% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests primarily in the 600 common stocks included in the S&P SmallCap 600® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities included in the S&P SmallCap 600® Index, which as of December 31, 2022, included companies with market capitalizations from $750 million up to $4.6 billion. The Portfolio is rebalanced at approximately the same time that the S&P SmallCap 600® Index to which the Portfolio is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The Portfolio will typically concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to the same extent that the S&P SmallCap 600® Index does, the Portfolio bears concentration risk
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. It may be more difficult for the Portfolio to sell a small capitalization stock than a larger capitalization stock.
•
Index Tracking Error risk: As an index fund, the Portfolio seeks to track the performance of an index, although it may not be successful in doing so. The divergence between the performance of the Portfolio and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
•
Passive Investment risk: Because the Portfolio is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. In keeping with the Portfolio’s strategy of seeking to track the index, the Fund does not seek to reduce market exposure or to reduce the effects of a declining market. As a result, the Portfolio’s performance may lag the performance of actively managed funds.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the

Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	First quarter 2021	18.18%
Worst	Second quarter 2022	-14.12%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Small Cap Equity Index Portfolio	-16.30%	5.85%	January 24, 2020
S&P 600® Index (Index reflects no deduction for fees and expenses)	-16.10%	6.04%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, and Erik Wennerstrum, Second Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
Mid Cap Value PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks capital appreciation and, to a lesser extent, current income.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	2.65%
Total Annual Fund Operating Expenses	3.20%
Fee Waiver and/or Expense Reimbursement*	(2.50%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%

*The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (d) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$72	$226	$396	$2,039
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 18.34% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests primarily in value stocks issued by companies with mid-sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. The Portfolio will typically concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. Companies with mid-sized market capitalizations are typically those companies with market capitalizations in the range of $5.0 billion to $30.0 billion.
•
Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in mid cap value stocks and at least 85% of the Portfolio’s total assets are invested in equity securities.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•
Market risk: The risk that prices of securities will go down because of the interplay of market forces which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to approximately the same extent that its comparative Index does, the Portfolio bears concentration risk.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	First quarter 2021	15.85%
Worst	Second quarter 2022	-13.56%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Mid Cap Value Portfolio	-10.70%	7.43%	January 24, 2020
Russell Midcap® Value Index (Index reflects no deduction for fees and expenses)	-12.03%	5.80%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Stephen J. Rich, Chief Executive Officer of the Adviser, and portfolio manager of the Portfolio since April 2022, having previously served as a portfolio manager of the Portfolio since its inception in January 2020 through 2021, is primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
Mid-Cap Equity Index PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks investment results (before fees and expenses) that that correspond to the investment performance of the S&P MidCap 400® Index.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	1.00%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement*	(0.85%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.23%

*The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$683
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 24.10% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities included in the S&P 400® Index, which as of December 31, 2022, included companies with market capitalizations from $4.6 billion up to $12.7 billion. The Portfolio is rebalanced at approximately the same time that the S&P MidCap 400® Index to which the Portfolio is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The Portfolio will typically concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to the same extent that the S&P MidCap 400® Index does, the Portfolio bears concentration risk.
•
Index Tracking Error risk: As an index fund, the Portfolio seeks to track the performance of an index, although it may not be successful in doing so. The divergence between the performance of the Portfolio and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
•
Passive Investment risk: Because the Portfolio is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. In keeping with the Portfolio’s strategy of seeking to track the index, the Portfolio does not seek to reduce market exposure or to reduce the effects of a declining market. As a result, the Portfolio’s performance may lag the performance of actively managed funds.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.

Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	First quarter 2021	13.43%
Worst	Second quarter 2022	-15.35%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Mid-Cap Equity Index Portfolio	-13.19%	7.05%	January 24, 2020
S&P MidCap 400® Index (Index reflects no deduction for fees and expenses)	-13.06%	7.33%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, and Erik Wennerstrum, Second Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
International PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks capital appreciation.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	1.41%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	1.50%
Fee Waiver and/or Expense Reimbursement*	(1.26%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.24%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$25	$78	$136	$882
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 20.78% of the average value of its portfolio.
Principal Investment Strategies. Under normal circumstances, at least 80% of the Portfolio’s total assets are invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks directly, through exchange traded funds designed to track the MSCI EAFE Index, and/or through American Depositary Receipts ("ADRs"). The Portfolio may not, however, invest in all of the countries represented in the MSCI EAFE Index or all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The Portfolio may invest in securities and/or exchange traded funds that invest in countries or securities that may not be included in the MSCI EAFE Index.

In selecting individual stocks, the Portfolio will invest primarily in a diversified universe of companies included in the MSCI EAFE Index that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation. The Adviser will primarily use multi-factor models to identify stocks and/or ADRs of foreign companies that have the potential to outperform their peers based on criteria such as more attractive valuations and/or fundamentals. The Adviser will sell securities when more attractive alternatives are found, or when it is necessary to bring sector and/or country weights back within desired ranges relative to the benchmark.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.
•
Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
•
Depositary Receipts risk: The Portfolio may invest in securities of foreign issuers in the form of depositary receipts, including ADRs, some of which are not obligated to disclose material information. Depositary Receipts are also generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•
ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges. Their net asset values may differ from the prices of the ETF shares offered on the exchanges.
•
Trading Risk: ETF shares are listed on exchanges for which there can be no assurance that they will maintain the listing. Also there is no assurance that an active trading market will develop, creating illiquidity and resulting in price volatility. The market price of an ETF may trade at a premium or discount to its net asset value. Trading in ETFs may be halted because of market conditions or extraordinary market volatility.
•
Investment Company Risk: The cost of investing in the Portfolio is higher because in addition to the Portfolio’s direct fees and expenses, it also indirectly bears fees and expenses charged by the underlying ETFs. The underlying ETFs may change their investment objectives or policies without the approval of the Portfolio, causing the Portfolio to withdraw its investment at a possibly inopportune time.
•
Leveraging Risk: ETFs may borrow money or otherwise leverage their holdings by investing in collateral from securities loans and by borrowing money to meet redemption requests. This leveraging results in more volatility and a compounding of all other risks.
•
Passive Investment Risk: Many ETFs are not actively managed; rather the underlying ETF invests in securities that represent its underlying Index, regardless of its investment merit or market trends. Also, an underlying ETF is more susceptible to declines in the market because the underlying ETFs generally do not change their investment strategies to respond to changes in the economy.
•
Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the Index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its Index.
•
Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	19.62%
Worst	Second quarter 2022	-11.66%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
International Portfolio	-10.59%	2.40%	January 24, 2020
MSCI EAFE Index (Index reflects no deduction for fees and expenses)	-14.45%	0.88%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and portfolio manager of the Portfolio since its inception in January 2020, is primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
Money Market PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	0.95%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement*	(0.80%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%

*The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$31	$97	$170	$750
Principal Investment Strategies. The Portfolio invests in high-quality short-term (generally 397 calendar days or less to maturity) money market investments that present minimal credit risk. Instruments traded in the money markets include Treasury bills, notes issued by U.S. Government agencies, certificates of deposit, and commercial paper. The Portfolio is considered to be an institutional money market fund because it is not limited to investments by natural persons, and it does not maintain a stable net asset value.
•
The dollar weighted average maturity of the instruments the Portfolio holds is short-term — 60 days or less.
•
The Portfolio will purchase only securities with a remaining maturity of 397 calendar days or less that present minimal credit risks to the Portfolio.
•
The Portfolio will diversify its investments, limiting holdings in the securities of any one issuer (except the U.S. Government or its agencies) to 5% of assets.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•
Market risk: The risk that prices of securities will go down because of the interplay of market forces which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Commercial Paper risk: Commercial paper is a short-term obligation; it generally matures in less than 270 days. U.S. and foreign companies and government agencies issue commercial paper to finance their current operations. Commercial paper is usually unsecured and also usually discounted relative to value at maturity. The value of commercial paper may be affected by changes in interest rates (value is generally inversely related to changes in the levels of interest rates) and credit ratings, among other factors.
•
Money Market risk: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Board of Directors of the Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors, and a fee may automatically be imposed based on the Portfolio’s liquidity level. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. In addition, the Portfolio’s returns can be adversely affected when yields on eligible investments are low.
•
U.S. Government Securities risk: The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Management risk: The investment techniques and risk analyses applied by the Portfolio may not produce the desired results, and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.

Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	0.77%
Worst	Fourth quarter 2021	-0.08%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Money Market Portfolio	1.35%	0.50%	January 24, 2020
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.69%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
Mid-Term Bond PortfolioMay 1, 2023

Investment Objective. The primary investment objective of the Portfolio is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	1.04%
Total Annual Fund Operating Expenses	1.44%
Fee Waiver and/or Expense Reimbursement*	(0.89%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

*The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$56	$178	$311	$1,113
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 26.87% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests primarily in investment-grade debt securities.
•
Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in investment-grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.
•
Although the Portfolio only purchases investment-grade bonds, the Portfolio may continue to hold certain corporate bonds in the Portfolio’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
•
The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Portfolio overall within +/- 10% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.
•
The Portfolio’s securities holdings will have an average duration of three to seven years.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
U.S. Government Securities risk: The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Portfolio may lose value if it sells zero coupon securities prior to their maturity date.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.

Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	1.25%
Worst	First quarter 2022	-4.09%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Mid-Term Bond Portfolio	-7.60%	-1.81%	January 24, 2020
Bloomberg U.S. Intermediate Government/Credit Bond Index (Index reflects no deduction for fees and expenses)	-8.23%	-1.57%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Christopher Malfant, Executive Vice President of the Adviser, and a portfolio manager since June 2022, and Jacqueline Sabella, Senior Vice President of the Adviser, and a portfolio manager of the fixed income investment strategy since July 2021, and a portfolio manager of the mortgage-backed securities segment of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
Bond PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks current income, with preservation of shareholders’ capital a secondary objective.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Other Expenses	0.90%
Total Annual Fund Operating Expenses	1.29%
Fee Waiver and/or Expense Reimbursement*	(0.75%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.54%

*The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$55	$174	$306	$1,037
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 24.99% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests primarily in investment-grade debt securities.
•
Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in investment grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.
•
Although the Portfolio only purchases investment-grade bonds, the Portfolio may continue to hold certain corporate bonds in the Portfolio’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
•
The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Portfolio overall within +/- 10% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
U.S. Government Securities risk: The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Portfolio may lose value if it sells zero coupon securities prior to their maturity date.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.

Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	1.57%
Worst	First quarter 2022	-5.57%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Bond Portfolio	-12.31%	-3.63%	January 24, 2020
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Christopher Malfant, Executive Vice President of the Adviser, and a portfolio manager since June 2022, and Jacqueline Sabella, Senior Vice President of the Adviser, and a portfolio manager of the fixed income investment strategy since July 2021, and a portfolio manager of the mortgage-backed securities segment of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
Retirement Income PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	1.80%
Acquired Fund Fees and Expenses[1]	0.44%
Total Annual Fund Operating Expenses	2.29%
Fee Waiver and/or Expense Reimbursement*	(1.70%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$60	$191	$334	$1,910
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 17.17% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which is to produce current income and preserve the value of the investments of retired individuals. The Portfolio generally invests 75% of its assets in fixed income IC Portfolios and 30% of its assets in equity IC Portfolios.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying Portfolios. There can be no assurance that either the Portfolio or the underlying Portfolios will achieve its investment objective. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. A Portfolio is subject to the same risks as the underlying Portfolios in which it invests. Because the Portfolio primarily invests in funds that invest in fixed income securities, the Portfolio is primarily subject to Fixed Income risk. Other principal risks include Company, Market, Mid-Cap, and Stock risks, which are described in more detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and
•
credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Retirement Portfolio risk:
•
The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.
•
The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.
•
There is no guarantee that the Portfolio will provide adequate income at and through your retirement.
•
The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities.
•
The Retirement Income Portfolio will have as much as 25% of its assets invested in equity IC Portfolios.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the

Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor's 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	3.11%
Worst	Second quarter 2022	-6.44%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Retirement Income Portfolio	-11.01%	0.29%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.69%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
2015 Retirement PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	1.59%
Acquired Fund Fees and Expenses[1]	0.44%
Total Annual Fund Operating Expenses	2.08%
Fee Waiver and/or Expense Reimbursement*	(1.49%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$60	$191	$334	$1,801
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 12.02% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2015 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2015. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.
As of December 31, 2022, the Portfolio’s asset allocation among the underlying portfolios was as follows:
•
Equity Index Portfolio 22.8%
•
Mid-Cap Equity Index Portfolio 5.9%
•
International Portfolio 3.6%
•
Money Market Portfolio 6.6%
•
Bond Portfolio 31.3%
•
Mid-Term Bond Portfolio 29.8%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. These risks include Company, Market, Mid-Cap, and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Retirement Portfolio risk:
•
The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.
•
The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.
•
There is no guarantee that the Portfolio will provide adequate income at and through your retirement.
•
The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.
•
The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the

Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor's 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	3.81%
Worst	Second quarter 2022	-7.27%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
2015 Retirement Portfolio	-11.72%	0.60%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.69%

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
2020 Retirement PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.60%
Acquired Fund Fees and Expenses[1]	0.43%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement*	(0.50%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.58%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$59	$187	$328	$1,352
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 11.91% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2020 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.
As of December 31, 2022, the Portfolio’s asset allocation among the underlying portfolios was as follows:
•
Equity Index Portfolio 24.6%
•
Mid-Cap Equity Index Portfolio 7.5%
•
Small Cap Growth Portfolio 1.4%
•
Small Cap Value Portfolio 2.1%
•
International Portfolio 7.0%
•
Bond Portfolio 30.8%
•
Mid-Term Bond Portfolio 22.5%
•
Money Market Portfolio 4.1%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. These risks include Company, Market, and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which mayaffect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Retirement Portfolio risk:
•
The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.
•
The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.
•
There is no guarantee that the Portfolio will provide adequate income at and through your retirement.
•
The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.
•
The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor's 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	4.84%
Worst	Second quarter 2022	-8.57%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
2020 Retirement Portfolio	-12.83%	1.24%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%

Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.69%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
2025 Retirement PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.38%
Acquired Fund Fees and Expenses[1]	0.40%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement*	(0.28%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$56	$178	$311	$1,213
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 14.98% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2025 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.
As of December 31, 2022, the Portfolio’s asset allocation among the underlying portfolios was as follows:
•
Equity Index Portfolio 29.0%
•
Mid-Cap Equity Index Portfolio 8.8%
•
Small Cap Growth Portfolio 1.0%
•
Small Cap Value Portfolio 2.3%
•
International Portfolio 10.8%
•
Money Market Portfolio 2.9%
•
Bond Portfolio 26.8%
•
Mid-Term Bond Portfolio 17.5%
•
Small Cap Equity Index Portfolio 0.9%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which mayaffect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Retirement Portfolio risk:
•
The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.
•
The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.
•
There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•
The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.
•
The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	6.03%
Worst	Second quarter 2022	-10.09%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
2025 Retirement Portfolio	-13.64%	2.07%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.69%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
2030 Retirement PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.64%
Acquired Fund Fees and Expenses[1]	0.38%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver and/or Expense Reimbursement*	(0.54%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.53%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$54	$171	$300	$1,310
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 19.29% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2030 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.
As of December 31, 2022, the Portfolio’s asset allocation among the underlying portfolios was as follows:
•
Equity Index Portfolio 34.7%
•
Mid-Cap Equity Index Portfolio 10.5%
•
Small Cap Growth Portfolio 1.2%
•
Small Cap Value Portfolio 2.9%
•
Small Cap Equity Index Portfolio 1.2%
•
International Portfolio 12.9%
•
Mid-Term Bond Portfolio 12.7%
•
Money Market Portfolio 2.7%
•
Bond Portfolio 21.2%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stock may not achieve their growth potential and may be more volatile than and may not outperform value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Retirement Portfolio risk:
•
The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.
•
The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.
•
There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•
The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.
•
The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	7.10%
Worst	Second quarter 2022	-11.68%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
2030 Retirement Portfolio	-14.54%	3.15%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.69%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
2035 Retirement PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	1.21%
Acquired Fund Fees and Expenses[1]	0.34%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and/or Expense Reimbursement*	(1.11%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$50	$158	$277	$1,522
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 18.96% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2035 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.
As of December 31, 2022, the Portfolio’s asset allocation among the underlying portfolios was as follows:
•
Equity Index Portfolio 39.0%
•
Mid-Cap Equity Index Portfolio 13.2%
•
Small Cap Equity Index Portfolio 2.5%
•
Small Cap Growth Portfolio 1.7%
•
Small Cap Value Portfolio 2.2%
•
International Portfolio 15.8%
•
Bond Portfolio 18.4%
•
Mid-Term Bond Portfolio 5.2%
•
Money Market Portfolio 2.0%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Retirement Portfolio risk:
•
The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.
•
The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.
•
There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•
The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.
•
The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	8.04%
Worst	Second quarter 2022	-12.64%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
2035 Retirement Portfolio	-15.10%	3.87%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.69%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
2040 Retirement PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	1.35%
Acquired Fund Fees and Expenses[1]	0.31%
Total Annual Fund Operating Expenses	1.71%
Fee Waiver and/or Expense Reimbursement*	(1.25%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.46%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$47	$149	$260	$1,557
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 29.05% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date.
The 2040 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.
As of December 31, 2022, the Portfolio’s asset allocation among the underlying portfolios was as follows:
•
Equity Index Portfolio 42.8%
•
Mid-Cap Equity Index Portfolio 14.9%
•
Small Cap Equity Index Portfolio 2.0%
•
Small Cap Growth Portfolio 2.4%
•
Small Cap Value Portfolio 2.8%
•
International Portfolio 17.9%
•
Bond Portfolio 15.4%
•
Money Market Portfolio 1.8%

The periodic reallocations of the assets of each Retirement Portfolio is affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Retirement Portfolio risk:
•
The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.
•
The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.
•
There is no guarantee that the Portfolio will provide adequate income at and through your retirement.
•
The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.
•
The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	8.89%
Worst	Second quarter 2022	-13.50%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
2040 Retirement Portfolio	-15.48%	4.42%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%

Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.69%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
2045 Retirement PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	2.30%
Acquired Fund Fees and Expenses[1]	0.31%
Total Annual Fund Operating Expenses	2.66%
Fee Waiver and/or Expense Reimbursement*	(2.20%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.46%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$47	$149	$260	$1,993
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 13.60% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2045 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.
As of December 31, 2022, the Portfolio’s asset allocation among the underlying portfolios was as follows:
•
Equity Index Portfolio 45.1%
•
Mid-Cap Equity Index Portfolio 14.7%
•
Small Cap Equity Index Portfolio 2.5%
•
Small Cap Growth Portfolio 2.6%
•
Small Cap Value Portfolio 3.4%
•
International Portfolio 19.0%
•
Bond Portfolio 11.3%
•
Money Market Portfolio 1.4%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
•
Retirement Portfolio risk:
•
The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.
•
The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.
•
There is no guarantee that the Portfolio will provide adequate income at and through your retirement.
•
The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.
•
The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	9.30%
Worst	Second quarter 2022	-13.76%

Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
2045 Retirement Portfolio	-15.34%	4.64%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.69%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
2050 Retirement PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	2.49%
Acquired Fund Fees and Expenses[1]	0.30%
Total Annual Fund Operating Expenses	2.84%
Fee Waiver and/or Expense Reimbursement*	(2.39%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.45%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$46	$145	$255	$2,066
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 13.41% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2050 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.
As of December 31, 2022, the Portfolio’s asset allocation among the underlying portfolios was as follows:
•
Equity Index Portfolio 46.4%
•
Mid-Cap Equity Index Portfolio 14.6%
•
Small Cap Equity Index Portfolio 3.4%
•
Small Cap Growth Portfolio 2.6%
•
Small Cap Value Portfolio 3.5%
•
International Portfolio 19.2%
•
Bond Portfolio 9.4%
•
Money Market Portfolio 0.9%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
•
Retirement Portfolio risk:
•
The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.
•
The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.
•
There is no guarantee that the Portfolio will provide adequate income at and through your retirement.
•
The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.
•
The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	9.49%
Worst	Second quarter 2022	-13.85%

Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
2050 Retirement Portfolio	-15.36%	4.76%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.69%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
2055 Retirement PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	10.83%
Acquired Fund Fees and Expenses[1]	0.30%
Total Annual Fund Operating Expenses	11.18%
Fee Waiver and/or Expense Reimbursement*	(10.73%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.45%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$46	$145	$255	$5,866
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 9.85% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2055 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.
As of December 31, 2022, the Portfolio’s asset allocation among the underlying portfolios was as follows:
•
Equity Index Portfolio 45.0%
•
Mid-Cap Equity Index Portfolio 15.3%
•
Small Cap Equity Index Portfolio 2.6%
•
Small Cap Growth Portfolio 3.4%
•
Small Cap Value Portfolio 4.0%
•
International Portfolio 20.2%
•
Bond Portfolio 7.9%
•
Money Market Portfolio 1.6%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
•
Retirement Portfolio risk:
•
The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.
•
The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.
•
There is no guarantee that the Portfolio will provide adequate income at and through your retirement.
•
The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.
•
The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	9.55%
Worst	Second quarter 2022	-13.94%

Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
2055 Retirement Portfolio	-15.30%	4.82%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.69%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
2060 Retirement PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	14.33%
Acquired Fund Fees and Expenses[1]	0.30%
Total Annual Fund Operating Expenses	14.68%
Fee Waiver and/or Expense Reimbursement*	(14.23%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.45%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$46	$145	$255	$7,461
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 37.47% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The 2060 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2060. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.
As of December 31, 2022, the Portfolio’s asset allocation among the underlying portfolios was as follows:
•
Equity Index Portfolio 45.0%
•
Mid-Cap Equity Index Portfolio 15.1%
•
Small Cap Equity Index Portfolio 3.4%
•
Small Cap Growth Portfolio 3.6%
•
Small Cap Value Portfolio 3.8%
•
International Portfolio 21.8%
•
Bond Portfolio 6.2%
•
Money Market Portfolio 1.1%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
•
Retirement Portfolio risk:
•
The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.
•
The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.
•
There is no guarantee that the Portfolio will provide adequate income at and through your retirement.
•
The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.
•
The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	10.06%
Worst	Second quarter 2022	-13.97%

Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
2060 Retirement Portfolio	-14.94%	5.05%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.69%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
Conservative Allocation PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks current income and, to a lesser extent, capital appreciation.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.96%
Acquired Fund Fees and Expenses[1]	0.44%
Total Annual Fund Operating Expenses	1.40%
Fee Waiver and/or Expense Reimbursement*	(0.86%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.54%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$55	$174	$306	$1,455
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 10.28% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests the majority of its assets in fixed income shares of other Portfolios of the Investment Company (“IC Portfolios”) and also invests in equity IC Portfolios.
•
The Portfolio’s target allocation currently is approximately 65% of net assets in fixed income IC Portfolios and approximately 35% of net assets in equity IC Portfolios.
•
The Portfolio seeks to maintain approximately 30% of its net assets in the Bond Portfolio and approximately 35% of its net assets in the Mid-Term Bond Portfolio.
•
The Portfolio seeks to maintain approximately 25% of its net assets in the Equity Index Portfolio, approximately 5% of its net assets in the Mid Cap Equity Index Portfolio and approximately 5% of its net assets in the International Portfolio.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. The Portfolio generally invests 65% of its assets in fixed income IC Portfolios and 35% of its assets in equity IC Portfolios; therefore the Portfolio is primarily subject to Fixed Income risk, which is described below and in more detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Portfolio may lose value if it sells zero coupon securities prior to their maturity date.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Allocation Portfolio risk:
•
The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Portfolio invests.
•
Performance of some asset classes may offset performance of others, such as stocks and bonds.
•
Because the Allocation Portfolio holds both stocks and bonds, the Portfolio’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	4.39%
Worst	Second quarter 2022	-7.91%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Conservative Allocation Portfolio	-12.32%	0.88%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
Moderate Allocation PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks capital appreciation and current income.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.41%
Acquired Fund Fees and Expenses[1]	0.36%
Total Annual Fund Operating Expenses	0.77%
Fee Waiver and/or Expense Reimbursement*	(0.31%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.46%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$47	$149	$260	$1,102
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 11.10% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests both in equity and fixed income shares of other Portfolios of the Investment Company (“IC Portfolios”).
•
The Portfolio’s target allocation currently is approximately 60% of net assets in equity IC Portfolios and approximately 40% of net assets in fixed income IC Portfolios.
•
The Portfolio seeks to maintain approximately 35% of its net assets in the Equity Index Portfolio, approximately 15% of its net assets in the Mid-Cap Equity Index Portfolio and approximately 10% of its net assets in the International Portfolio.
•
The Portfolio seeks to maintain approximately 25% of its net assets in the Bond Portfolio and approximately 15% of its net assets in the Mid-Term Bond Portfolio.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. The Portfolio generally invests 60% of its assets in equity IC Portfolios and 40% of its assets in fixed income IC Portfolios; therefore the Portfolio is subject to both equity and fixed income risk. These risks include Market, Large Cap, Mid-Cap, Stock, Fixed Income and Foreign Investment risks, which are described in more detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Portfolio may lose value if it sells zero coupon securities prior to their maturity date.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Below-investment grade debt risk: Below-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higherrated securities.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Allocation Portfolio risk:
•
The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Portfolio invests.
•
Performance of some asset classes may offset performance of others, such as stocks and bonds.
•
Because the Allocation Portfolio holds both stocks and bonds, the Portfolio’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	6.75%
Worst	Second quarter 2022	-10.97%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Moderate Allocation Portfolio	-13.88%	2.90%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 116.

MUTUAL OF AMERICA Variable Insurance PortfoliosSUMMARY
Aggressive Allocation PortfolioMay 1, 2023

Investment Objective. The Portfolio seeks capital appreciation and, to a lesser extent, current income.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	2.09%
Acquired Fund Fees and Expenses[1]	0.36%
Total Annual Fund Operating Expenses	2.45%
Fee Waiver and/or Expense Reimbursement*	(1.99%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.46%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$47	$149	$260	$1,907
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund’s portfolio turnover rate was 9.09% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests primarily in equity shares of other Portfolios of the Investment Company (“IC Portfolios”) and also in fixed income IC Portfolios.
•
The Portfolio’s target allocation currently is approximately 80% of net assets in equity IC Portfolios and approximately 20% of net assets in fixed income IC Portfolios.
•
The Portfolio seeks to maintain approximately 35% of its net assets in the Equity Index Portfolio, approximately 20% of its net assets in the Mid-Cap Equity Index Portfolio, approximately 15% of its net assets in the International Portfolio, approximately 5% of its net assets in the Small Cap Growth Portfolio and approximately 5% of its net assets in the Small Cap Value Portfolio.
•
The Portfolio seeks to maintain approximately 20% of its net assets in the Bond Portfolio.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
•
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. The Portfolio generally invests 80% of its assets in equity IC Portfolios and 20% of its assets in fixed income IC Portfolios; therefore the Portfolio is primarily subject to equity risk. These risks include Market, Small-Cap, Mid-Cap, Large Cap, Stock and Fixed Income risks, which are described in more detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. It may be more difficult for the Portfolio to sell a small capitalization stock than a larger capitalization stock.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

•
Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Allocation Portfolio risk:
•
The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Portfolio invests.
•
Performance of some asset classes may offset performance of others, such as stocks and bonds.
•
Because the Allocation Portfolio holds both stocks and bonds, the Portfolio’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	8.61%
Worst	Second quarter 2022	-13.45%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Aggressive Allocation Portfolio	-15.36%	4.19%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
Purchase and Sale of Portfolio Shares. There is no minimum initial or subsequent investment purchase requirement. The Portfolio shares may be redeemed or exchanged on any business day either by calling 800.468.3785, or by written request to a shareholder’s Mutual of America Regional Office, which can be found on mutualofamerica.com.
Tax Information. The Portfolios sell their shares to the Separate Accounts and do not offer them for sale to the general public. Since the only shareholders of the Portfolios are the Separate Accounts and each investor receives a Separate Account prospectus, no discussion is included as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of contracts or policies under a Separate Account accessing this Portfolio, see the prospectus for your contract or policy.

Additional Information on Portfolio Objectives, Principal Investment Strategies and Principal Investment Risks
The Portfolios sell their shares to the Separate Accounts and do not offer them for sale to the general public. Each Portfolio has its own investment objective and tries to achieve that objective with certain investment strategies. The Portfolios’ different investment strategies will affect the return and the risks of investing in each Portfolio. Each Portfolio’s investment objective is non-fundamental which means that it may be changed by the Investment Company’s Board of Directors without shareholder approval. Shareholders will be given written notice of any change to a Portfolio’s investment objective.
Certain Portfolios have a policy to invest at least 80% of their total assets in the type of securities suggested by the Portfolio’s name (as described below). These Portfolios may not change such policy without providing shareholders at least 60 days’ prior written notice.
Below is additional information regarding each Portfolio’s investment objective, principal investment strategies, and the principal risks of investing in each Portfolio.
For all actively managed equity portfolios, the Adviser uses a bottom-up approach, combining fundamental company research and a proprietary quantitative research model, with stock selection as the primary focus. The Portfolios monitor risk exposure on an ongoing basis. A Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, which may cause the Portfolio to not achieve its investment objective.
Market Capitalization
Market capitalization refers to the aggregate market value of the equity securities that a company has issued. The Equity Index Portfolio, Mid-Cap Equity Index Portfolio and Small Cap Equity Index Portfolio, and the Mid Cap Value Portfolio, Small Cap Value Portfolio and Small Cap Growth Portfolio invest at least 80% of their total assets in the type of securities suggested by each Portfolio’s name, each Portfolio relies on the market capitalization ranges in its benchmark index at the time of purchase to define the range of market cap securities in which it will invest. Generally, at the present time the Adviser considers companies to be large-cap if they have market capitalizations in excess of $30 billion; mid-cap if they have market capitalizations of between $5.0 billion and $30 billion; and small-cap if they have market capitalizations of less than $5.0 billion. The market capitalization ranges of companies included in each Index will vary from time to time, and the market capitalization ranges of companies that are generally considered to be large-cap, mid-cap and small-cap will also vary from time to time depending on capitalization levels in the market. At December 31, 2022, the S&P 500® Index included companies with market capitalizations above $12.7 billion; the S&P MidCap 400® Index included mid-cap companies with market capitalizations from $4.6 billion up to $12.7 billion; and the S&P SmallCap 600® Index included small-cap companies with market capitalizations from $750 million up to $4.6 billion. The Equity Index Portfolio invests primarily in large-cap companies; the Mid Cap Value Portfolio and Mid-Cap Equity Index Portfolio invest primarily in mid-cap companies; and the Small Cap Growth Portfolio, Small Cap Value Portfolio and Small Cap Equity Index Portfolio invest primarily in small-cap companies. The All America Portfolio invests in large-cap, mid-cap and small-cap companies.
Portfolio	Portfolio Benchmark Index (es)
Equity Index	S&P 500® Index
All America	S&P 500® Index
Small Cap Value	Russell 2000 Value® Index
Small Cap Growth	Russell 2000 Growth® Index
Small Cap Equity Index	S&P 600® Index
Mid Cap Value	Russell Midcap® Value Index
Mid-Cap Equity Index	S&P MidCap 400® Index
International	MSCI EAFE Index

Portfolio	Portfolio Benchmark Index (es)
Money Market	FTSE 3-month Treasury Bill Index
Mid-Term Bond	Bloomberg U.S. Intermediate Government/Credit Bond Index
Bond	Bloomberg U.S. Aggregate Bond Index
Retirement Portfolios	S&P 500® Index Bloomberg U.S. Aggregate Bond Index FTSE 3-month Treasury Bill Index
Allocation Portfolios	S&P 500® Index Bloomberg U.S. Aggregate Bond Index
Descriptions of Portfolio Indices
The Standard & Poor’s 500® Index is designed to measure the performance of 500 top companies in the leading industries of the U.S. economy, and is meant to reflect the risk and return characteristics of the large cap universe.
The Standard & Poor’s MidCap 400® Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.
The Standard & Poor’s SmallCap 600® Index is designed to measure the performance of 600 small-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.
The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000 (a broad index representing approximately 98% of the entire U.S. stock market).
The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell Midcap® Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Index selects from the bottom 80% of the Russell 1000® Index, screening on value factors. The Russell 1000® Index is a stock market index that represents the 1,000 largest stocks in the Russell 3000® Index. The Russell 1000® Index comprises over 90% of the total market capitalization of all listed U.S. stocks.
The MSCI EAFE Index is the Morgan Stanley Europe, Australasia and the Far East Index, an unmanaged, market-value weighted index designed to measure the overall condition of overseas equities markets.
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced quarterly by market capitalization.
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
The Bloomberg U.S. Intermediate Government/Credit Bond Index seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Bloomberg Capital Intermediate U.S. Government/Credit Bond Index.
“Standard & Poor’s®,” “S&P®,” the “S&P 500® Index”, the “S&P MidCap 400® Index” and “S&P SmallCap 600® Index” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Capital Management LLC (the “Adviser”). Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Portfolio, All America

Portfolio, Small Cap Equity Index Portfolio or Mid-Cap Equity Index Portfolio. Standard & Poor’s has no obligation or liability for the sale or operation of the Equity Index Portfolio, All America Portfolio, Small Cap Equity Index Portfolio or Mid-Cap Equity Index Portfolio and makes no representation as to the advisability of investing in the Portfolios.
“Russell Midcap®”, “Russell 2000®,” “Russell 2000 Growth® Index”, “Russell 2000 Value® Index”, and “Russell 1000® Index” are registered trademarks of the Frank Russell Company.
MSCI EAFE Index is a service mark of MSCI. MSCI does not sponsor, endorse, sell or promote iShares Funds which are based on the MSCI EAFE Index and MSCI makes no representations regarding the advisability of investing in shares of such funds.
Equity Index Portfolio

Principal Objective. The Portfolio seeks investment results (before fees and expenses) that correspond to the investment performance of the Standard & Poor’s 500® Composite Stock Index (the “S&P 500® Index”).
Principal Investment Strategy. The Portfolio invests primarily in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, and cost effective, the weightings of such stocks in the Index.
•
Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities included in the S&P 500® Index.
•
Securities in the S&P 500® Index generally are issued by large cap companies and are included based on industry weightings and the issuers’ leading positions in those industries. See “Market Capitalization” on page 117.
The Portfolio will typically concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.
The Portfolio may become non-diversified, as defined under the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index to which the Portfolio is benchmarked. This means that the Portfolio may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Portfolio were always managed as a diversified management investment company. The Portfolio intends to be diversified in approximately the same proportion as the S&P 500® Index. Shareholder approval will not be sought when the Portfolio crosses from diversified to non-diversified status due to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.
The Portfolio attempts to be fully invested at all and to fully replicate the S&P 500® Index. From time to time, the Portfolio makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P 500® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.
The Portfolio’s investment performance may not precisely duplicate the performance of the S&P 500® Index, due to, among other things, cash flows in and out of the Portfolio and investment timing considerations. The Portfolio also pays investment advisory and other expenses that are not applicable to an unmanaged index such as the S&P 500® Index.
Principal Investment Risks. An investment in the Portfolio is subject to General risk, Company risk, Market risk, Concentration risk, Technology risk, Non-Diversification risk, Index Tracking Error risk, Passive Investment risk, Large Cap risk and Stock risk. See “Principal Risks” on page 132 for specific information regarding these risks.
All America Portfolio

Principal Objective. The Portfolio seeks to outperform the S&P 500® Index (before fees and expenses) by investing in a diversified portfolio of primarily common stocks.
Principal Investment Strategy. A portion of the Portfolio’s total assets is indexed and a portion is actively managed.

•
Indexed Assets. Approximately 60% of the Portfolio’s total assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index with respect to that 60% of the Portfolio’s total assets. This portion of the All America Portfolio is called the “Indexed Assets.”
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Active Assets. The Portfolio invests approximately 40% of the Portfolio’s total assets to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks. The Adviser actively manages this portion of the All America Portfolio. Approximately 20% of the total assets are invested in large and mid-cap growth and value stocks, approximately 10% of the Portfolio’s assets are invested in small-cap growth stocks and approximately 10% of the Portfolio’s total assets are invested in small-cap value stocks. See “Market Capitalization” on page 117.
•
Under normal circumstances, the issuers of at least 80% of the Portfolio’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.
The Adviser periodically rebalances assets in the All America Portfolio to retain the approximate 60%/40% relationship between Indexed Assets and Active Assets, based on then current market values.
Small, Mid- and Large Capitalization Value Stocks. The Adviser generally invests in stocks that it considers undervalued and with the potential for above average investment returns. The Adviser seeks to identify such securities primarily through consideration of actual, expected earnings and cash flow, seeking securities that it believes have a depressed valuation compared to their previous valuations or compared to a universe of peer companies.
Small, Mid-and Large Capitalization Growth Stocks. The Adviser invests in stocks that it considers to be fundamentally sound with the potential for above average earnings growth and long-term capital appreciation, based on bottom-up fundamental company research, including analysis of business models, financial statements, and potential for long-term growth in sales and cash flow.
Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Company risk, Market risk, Index risk, Passive Investment risk, Growth Stock risk, Value Stock risk, Large Cap risk, Mid-Cap risk, Small-Cap risk and Stock risk. See “Principal Risks” on page 132 for specific information regarding these risks.
Small Cap Value Portfolio

Principal Objective. The Portfolio seeks capital appreciation.
Principal Investment Strategy. The Portfolio invests primarily in value stocks issued by companies with small sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization” on page 117.
•
Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in small-cap value stocks and at least 85% of the Portfolio’s total assets will be invested in equity securities.
The Portfolio will typically concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. The Portfolio is expected to have a concentration in the stocks of financial companies.
The Adviser seeks to identify small cap stocks that are not widely followed by Wall Street investors, trade at a discount to their peers and have the potential to unlock value. The Adviser uses a “bottom-up” approach in selecting securities for the Portfolio, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Portfolio, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser reviews the universe of companies with small market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Small-Cap risk, Value Stock risk, Financial Industry risk and Stock risk. See “Principal Risks” on page 132 for specific information regarding these risks.
Small Cap Growth Portfolio

Principal Objective. The Portfolio seeks capital appreciation.
Principal Investment Strategy. The Portfolio invests primarily in growth stocks issued by companies with small sized market capitalizations that the Adviser believes to possess above-average growth potential. See “Market Capitalization” on page 117.
•
Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in small-cap growth stocks and at least 85% of the Portfolio’s total assets will be invested in equity securities.
The Portfolio will typically concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also concentrated in that industry or group of industries. The Portfolio expects to have a concentration in the stocks of health care companies.
The Adviser seeks to identify companies with clearly articulated growth strategies and compelling business models. The Adviser focuses on a company’s growth prospects, industry position and management team. Additionally, the Adviser seeks to identify improving fundamental trends. The Adviser uses a “bottom-up” approach in selecting securities for the Portfolio, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Portfolio, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser reviews the universe of companies with small market capitalizations to identify securities with growth characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.
Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Small-Cap risk, Growth stock risk, Health Care Industry risk, and Stock risk. See “Principal Risks” on page 132 for specific information regarding these risks.
Small Cap Equity Index Portfolio

Principal Objective. The Portfolio seeks investment results (before fees and expenses) that correspond to the investment performance of the S&P SmallCap 600® Index.
Principal Investment Strategy. The Portfolio invests primarily in the 600 common stocks included in the S&P SmallCap 600® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index.
•
Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities included in the S&P SmallCap 600® Index.
•
Securities in the S&P SmallCap 600® Index are generally issued by small cap companies. See “Market Capitalization” on page 117.
The Portfolio will typically concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.
The Portfolio attempts to be fully invested at all times and to fully replicate the S&P SmallCap 600® Index. From time to time, the Portfolio makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P SmallCap 600® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.
There is a risk that the Portfolio’s investment performance may not precisely duplicate the performance of the S&P SmallCap 600® Index, due to, among other things, cash flows in and out of the Portfolio and investment timing considerations. The Portfolio also pays investment advisory and other expenses that are not applicable to an unmanaged index such as the S&P SmallCap 600® Index.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Company risk, Market risk, Concentration risk, Index Tracking Error risk, Passive Investment risk, Small-Cap risk and Stock risk. See “Principal Risks” on page 132 for specific information regarding these risks.
Mid Cap Value Portfolio

Principal Objective. The Portfolio seeks capital appreciation and, to a lesser extent, current income.
Principal Investment Strategy. The Portfolio invests primarily in value stocks issued by companies with mid-sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization” on page 117.
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Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in mid cap value stocks and at least 85% of the Portfolio’s total assets will be invested in equity securities.
The Portfolio may concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated.
The Adviser focuses on high-quality mid-sized companies that exhibit improving fundamentals. The Adviser also seeks to identify companies with a strong industry position with sustainable business models and experienced management teams. The Adviser uses a “bottom-up” approach in selecting securities for the Portfolio, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Portfolio, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser reviews the universe of companies with mid-sized market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.
Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Mid-Cap risk, Value Stock risk and Stock risk. See “Principal Risks” on page 132 for specific information regarding these risks.
Mid-Cap Equity Index Portfolio

Principal Objective. The Portfolio seeks investment results (before fees and expenses) that correspond to the investment performance of the S&P MidCap 400® Index.
Principal Investment Strategy. The Portfolio invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index.
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Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities included in the S&P MidCap 400® Index.
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Securities in the S&P MidCap 400® Index are generally issued by mid cap companies. See “Market Capitalization” on page 117.
The Portfolio will typically concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.
The Portfolio attempts to be fully invested at all times and to fully replicate the S&P MidCap 400® Index. From time to time, the Portfolio makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P MidCap 400® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.
There is a risk that the Portfolio’s investment performance may not precisely duplicate the performance of the S&P MidCap 400® Index, due to, among other things, cash flows in and out of the Portfolio and investment timing considerations. The Portfolio also pays investment advisory and other expenses that are not applicable to an unmanaged index such as the S&P MidCap 400® Index.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Company risk, Market risk, Concentration risk, Index Tracking Error risk, Passive Investment risk, Mid-Cap risk and Stock risk. See “Principal Risks” on page 132 for specific information regarding these risks.
International Portfolio

Principal Objective. The Portfolio seeks capital appreciation.
Principal Investment Strategy. Under normal circumstances, at least 80% of the Portfolio’s total assets will be invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks directly, through the purchase of exchange traded funds designed to track the MSCI EAFE Index, and/or through American Depository Receipts (“ADRs”). The Portfolio may not invest in all of the countries represented in the MSCI EAFE Index or all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The Portfolio may invest in securities and/or exchange traded funds that invest in countries or securities that may not be included in the MSCI EAFE Index.
In selecting individual stocks, the Portfolio will invest primarily in a diversified universe of companies included in the MSCI EAFE Index that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation. The Adviser will primarily use multi-factor models to identify stocks and/or ADRs of foreign companies that have the potential to outperform their peers based on criteria such as more attractive valuations and/or fundamentals. The Portfolio will concentrate its investments in an industry or geography generally to the extent that the MSCI EAFE Index is also so concentrated in that industry or geography. The Adviser will sell securities when more attractive alternatives are found, or when it is necessary to bring sector and/or country weights back within desired ranges relative to the benchmark.
Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Company risk, Market risk, Large Cap risk, Mid-Cap risk, Stock risk, Foreign Investment risk, Eurozone Investment risk, Depositary Receipts risk, and ETF risk. See “Principal Risks” on page 132 for specific information regarding these risks.
Money Market Portfolio

Principal Objective. The Portfolio seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.
Principal Investment Strategy. The Portfolio invests in money market instruments that meet certain requirements.
In selecting specific investments for the Portfolio, the Adviser seeks securities or instruments with the highest yield or income that meet the following requirements.
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The Portfolio invests only in money market instruments and other short-term debt securities, which includes without limitation, commercial paper issued by U.S. corporations, Treasury securities issued by the U.S. Government and discount notes issued by U.S. Government agencies. At December 31, 2022, the Portfolio was approximately 48% invested in U.S. Treasury Bills, 29% invested in commercial paper and 23% in U.S. Government agency notes.
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The Portfolio will purchase only securities with a remaining maturity of 397 calendar days or less that are determined to present minimal credit risks to the Portfolio.
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The dollar-weighted average portfolio maturity of the Portfolio’s securities must be 60 days or less.
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The Portfolio will not invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government or agency securities.
The value of the shares fluctuates because the Portfolio does not maintain a stable net asset value. At the time an investor sells the Portfolio, the shares may be worth more or less than the value of the shares at the time the investor paid for the shares.

The Portfolio uses the amortized cost method of valuing securities that have a remaining term to maturity of 60 days or less. Because the Portfolio uses market value for securities that mature in more than 60 days, the Portfolio does not invest more than 20% of its assets in these securities, to limit the possibility of a decline in the Portfolio’s net asset value.
Although the Portfolio seeks current income and preservation of principal, within its guidelines, low market interest rates can result in risk to both of these objectives, particularly after fees and expenses of the Investment Company are taken into account. It is possible to lose money invested in this Portfolio.
Principal Investment Risks. An investment in the Portfolio is subject to General risk, Market risk, Commercial Paper risk, Money Market risk, U.S. Government Securities Risk, Interest Rate risk, Credit risk and Management risk.
Mid-Term Bond Portfolio

Principal Objective. The primary investment objective of the Portfolio is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.
Principal Investment Strategy. The Portfolio invests primarily in investment-grade debt securities. The Portfolio invests in corporate obligations, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities, and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.
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The Portfolio’s securities holdings will have an average duration of three to seven years.
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Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in investment-grade debt obligations issued by United States corporations or by the U.S. Government or its agencies.
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The Portfolio may have a significant portion of its assets invested in a particular type of debt security, such as U.S. Government agency securities, zero coupon securities or bonds rated BBB or higher.
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Although the Portfolio only purchases investment-grade bonds, the Portfolio may continue to hold certain corporate bonds in the Portfolio’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
The Adviser uses a “bottom-up” approach in selecting debt securities for the Portfolio, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Portfolio, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. Its approach generally is to purchase securities for income. In selecting an individual security, the Adviser reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security.
The Portfolio generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security in the Portfolio’s portfolio that the Adviser considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.
The percentage of the Portfolio’s portfolio invested in particular types of securities will vary, depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in these securities. The Portfolio may invest in foreign securities.
The Portfolio may invest in zero coupon securities issued by corporations, the U.S. Government or certain U.S. Government agencies. Zero coupon securities do not pay interest, but rather are issued at prices that are discounted from the principal (par) amount due at maturity. The Portfolio also invest in foreign securities.
The Portfolio may invest in callable debt securities, where the issuer has the right after a period of time to redeem (call) securities prior to their stated maturity date. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, the Portfolio may be unable to reinvest proceeds in comparable securities with similar yields.
The Portfolio may invest in mortgage-backed securities, which are securities that represent interests in pools of mortgage loans, or collateralized mortgage obligations secured by pools of mortgage loans (“CMOs”). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages. Most of the mortgage-backed securities the Portfolio purchases are considered to be U.S. Government agency securities, with issuers such as the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (“full faith and credit”) in the case of Ginnie Maes.
At December 31, 2022, the Mid-Term Bond Portfolio’s net assets were invested approximately 48% in U.S. Government securities, 26% in U.S. Government agency securities (of which all were non-mortgage-backed obligations) and 25% in corporate debt securities. At that date, the Portfolio had approximately 84% of its assets in obligations rated AA+ to A-, 15% in corporate obligations rated BBB+ to BBB- and 1% in obligations rated below investment grade or unrated.
Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Market risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, U.S. Government Securities risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 132 for specific information regarding these risks.
Bond Portfolio

Principal Objective. The Portfolio seeks current income, with preservation of shareholders’ capital a secondary objective.
Principal Investment Strategy. The Portfolio invests primarily in investment-grade debt securities.
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The Portfolio’s securities holdings will have an average duration that varies according to the Adviser’s view of current market conditions, including the interest rate environment.
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Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in investment grade debt obligations issued by U.S. corporations or by the U.S. Government or its agencies.
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The Portfolio invests in corporate obligations, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.
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The Portfolio generally will invest a significant portion of its assets in a particular type of debt security, such as U.S. Government securities, bonds rated BBB or higher and mortgage-backed securities. Although the Portfolio only purchases investment-grade bonds, the Portfolio may continue to hold certain corporate bonds in the Portfolio’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
The Adviser anticipates that the average duration of the Portfolio’s securities holdings will be between five and ten years.
The Adviser uses a “bottom-up” approach in selecting debt securities for the Portfolio, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Portfolio, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser evaluates each security to be purchased and selects securities based in part on interest income to be generated. In selecting an individual security, it reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security. The Portfolio may continue to hold securities that have been downgraded if the Adviser considers the securities to be undervalued due to factors such as lack of liquidity or uncertainty in the marketplace.

The Portfolio generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security that it considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.
The percentage of the Portfolio’s portfolio invested in particular types of securities will vary, depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in other types of securities.
The Portfolio may invest in zero coupon securities issued by corporations, the U.S. Government or certain U.S. Government agencies. Zero coupon securities do not pay interest, but rather are issued at prices that are discounted from the principal (par) amount due at maturity. The Portfolio also invests in foreign securities.
The Portfolio may invest in callable debt securities, where the issuer has the right after a period of time to redeem (call) securities prior to their stated maturity date. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, the Portfolio may be unable to reinvest proceeds in comparable securities with similar yields.
The Portfolio may invest in mortgage-backed securities, which are securities that represent interests in pools of mortgage loans, or collateralized mortgage obligations secured by pools of mortgage loans (“CMOs”). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages. Most of the mortgage-backed securities the Portfolio purchases are considered to be U.S. Government agency securities, with issuers such as the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (“full faith and credit”) in the case of Ginnie Maes.
At December 31, 2022, the Bond Portfolio’s net assets were invested approximately 43% in long-term U.S. Government securities, 34% in long term U.S. Government agency obligations (of which all were mortgage-backed obligations), and 21% in long-term corporate debt securities. At that date, the Portfolio had approximately 85% of its assets in obligations rated AA+ to A-, 14% in corporate obligations rated BBB+ to BBB-, and 1% in corporate obligations rated below investment grade or unrated.
Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Market risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, U.S. Government Securities risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 132 for specific information regarding these risks.
Retirement Portfolios

Principal Objective: The Retirement Income Portfolio seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.
The 2015 Retirement Portfolio, 2020 Retirement Portfolio, 2025 Retirement Portfolio, 2030 Retirement Portfolio, 2035 Retirement Portfolio, 2040 Retirement Portfolio, 2045 Retirement Portfolio, 2050 Retirement Portfolio, 2055 Retirement Portfolio and 2060 Retirement Portfolio each seek to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.
The Retirement Income Portfolio, 2015 Retirement Portfolio, 2020 Retirement Portfolio, 2025 Retirement Portfolio, 2030 Retirement Portfolio, 2035 Retirement Portfolio, 2040 Retirement Portfolio, 2045 Retirement Portfolio, 2050 Retirement Portfolio, 2055 Retirement Portfolio and 2060 Retirement Portfolio are sometimes collectively referred to as the “Retirement Portfolios.”
Principal Investment Strategy: Each of the Retirement Portfolios is a “fund of funds,” which invests substantially all of its assets in shares of other funds of the Investment Company (“IC Portfolios”), except for the Allocation Portfolios and other Retirement Portfolios. IC Portfolios in which the Retirement Portfolios invest are sometimes referred to as “acquired funds” or “underlying portfolios.” Each of the Retirement Portfolios, except for the Retirement Income Portfolio, invests toward an approximate year of retirement which is included in the Retirement Fund’s name (“Target Retirement Date”). The Target Retirement Date included in the name of each Retirement Portfolio is the approximate year of retirement that is used in setting the allocations for each Retirement Portfolio. Generally speaking, for each Retirement Portfolio except for the Retirement Income Portfolio, the more time that remains until a Portfolio’s Target Retirement Date, the more emphasis that Portfolio will place on achieving capital appreciation and gains, as compared to preserving capital and producing income. The less time that remains until a Retirement Portfolio’s Target Retirement Date, the more emphasis that Portfolio will place on preserving capital and producing income, as compared to achieving capital appreciation and gains. As each Portfolio’s Target Retirement Date approaches, the Adviser will periodically reallocate and change the mix of IC Portfolios to gradually move toward the objective of preserving capital and producing income. The glide path below represents the shifting of asset classes over time.

The mix of investments in the Retirement Income Portfolio is not expected to change over time. The Retirement Income Portfolio is intended for investors who have passed their retirement date and seek a mix of investments more geared toward the objective of preserving capital and producing income than that offered by the other Retirement Portfolios. The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios. The Retirement Portfolios are monitored daily to assure proper application of cash to investments, are expected to be reallocated approximately quarterly or otherwise periodically, and the mix of funds within each Portfolio is expected to be reviewed at least annually.
A Portfolio that has reached its Target Retirement Date may not be invested in the mix of IC Portfolios that is most geared toward preserving capital and producing income (as reflected by the investment targets of the Retirement Income Portfolio) for up to ten (10) years after reaching its Target Retirement Date, since it is assumed that an investor who retires during the year of the Target Retirement Date will live for many years after that date. A Retirement Portfolio that has reached its Target Retirement Date (“Maturing Retirement Portfolio”) may have as much as 45-55% of its assets invested in equity IC Portfolios. A Maturing Retirement Portfolio will continue to move toward the Retirement Income Portfolio’s allocation during the 10 years following its Target Retirement Date. Once a Retirement Portfolio has reached December 31 of its Target Retirement Date, and at any time within ten (10) years after that date, the Investment Company’s Board of Directors may in its discretion decide to transfer that Portfolio’s total assets into the Retirement Income Portfolio by contributing the Maturing Retirement Portfolio’s net assets to the Retirement Income Portfolio in exchange for shares of the Retirement Income Portfolio based on the then-current net asset values of the respective Portfolios, and to the extent allowed by law and regulation, this action would not be subject to shareholder approval. The Maturing Retirement Portfolio will then cease to exist. The Investment Company’s Board of Directors expressly reserves the right to authorize such actions in the best interests of shareholders. Shares of the 2010 Retirement Portfolio were exchanged for shares of the Retirement Income Fund on July 31, 2020.
The following table shows the target allocation of each Retirement Portfolio’s total assets as of May 1, 2023. The actual allocations at a given date may be different than the target allocations set forth in the table below. The Adviser may from time to time adjust the percentage of assets invested in any specific IC Portfolio held by a Retirement Portfolio as well as the specific IC Portfolios themselves, for reasons such as current market conditions, the economy, unanticipated events and other factors. These target allocations by asset class are not expected to vary from the table below by more than plus or minus ten percentage points. Although the Retirement Portfolios will not generally vary beyond the ten percentage point target allocation range, a Portfolio may at times determine, in light of market or economic conditions, that this range should be exceeded to protect the Portfolio or help it to achieve its objective. There is no guarantee that a Portfolio will correctly predict market or economic conditions and, as with other mutual fund investments, you could lose money. From time to time, the Adviser may also change the specific IC Portfolios in which the Portfolio invests.
	Target Allocation of the Retirement Portfolios (as of May 1, 2023)
	Retirement Income Portfolio	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio
Domestic Equity	25%	27%	32%	39%	47%	56%	63%	66%	68%	70%	71%
Equity Index Portfolio	20%	22%	23%	30%	35%	42%	47%	48%	48%	49%	48%
Mid-Cap Equity Portfolios	5%	5%	6%	6%	8%	10%	11%	12%	14%	14%	15%
Small Cap Equity Portfolios	0%	0%	3%	3%	4%	4%	5%	6%	6%	7%	8%
International Equity	5%	5%	7%	10%	12%	15%	18%	20%	20%	21%	22%
TOTAL EQUITY	30%	32%	39%	49%	59%	71%	81%	86%	88%	91%	93%
Bond Portfolio	35%	35%	35%	33%	27%	20%	15%	10%	9%	7%	5%
Mid-Term Bond Portfolio	30%	28%	21%	15%	11%	6%	2%	2%	1%	1%	1%
TOTAL FIXED INCOME	65%	63%	56%	48%	38%	26%	17%	12%	10%	8%	6%
Money Market Portfolio	5%	5%	5%	3%	3%	3%	2%	2%	2%	1%	1%
TOTAL ASSETS	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%
Generally, the more time that remains until a Portfolio’s Target Retirement Date, the more emphasis that Portfolio will place on capital appreciation, and thus, the more heavily that Portfolio will be invested in equity IC Portfolios. This means that Retirement Portfolios with Target Retirement Dates that are farther in the future will have a greater percentage of their assets subject to the risks of investing in equity securities, which include market risk and credit risk, as compared to the Retirement Income Portfolio and Retirement Portfolios with less time remaining until their Target Retirement Dates. The value of equity securities, and particularly those issued by companies with smaller market capitalizations and those issued by foreign companies, may increase or decrease dramatically at any given time. The value of equity securities is generally considered to be more volatile than that of fixed income securities. Investments in equity securities may have more risk of loss and also more potential to generate greater investment returns over a long-term period than investments in fixed income securities.
Generally, the less time that remains until a Portfolio’s Target Retirement Date, the more emphasis that Portfolio will place on preserving capital and producing income, and thus, the more heavily that Portfolio will be invested in fixed income IC Portfolios. This means that Retirement Portfolios with less time remaining until their Target Retirement Dates and the Retirement Income Portfolio will have a greater percentage of their assets subject to the risks of investing in fixed income securities, which include market risk and credit risk, as compared to Retirement Portfolios with more time remaining until their Target Retirement Dates. Fixed income securities may decline in value, depending on various market conditions. The value of fixed income securities is generally considered to be less volatile than that of equity securities. Fixed income securities may have less risk of loss and also less potential to generate greater investment returns over a long-term period than equity securities. It is important to understand that the Retirement Portfolios can allocate 45% of their assets, which can vary by plus or minus 10%, to equity IC Portfolios at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Portfolio will have as much as 30% of its assets invested in equity IC Portfolios.
The Retirement Income Portfolio may have less risk of dramatic fluctuations in asset value than the other Retirement Portfolios. Each of the other Retirement Portfolios may have less risk of dramatic fluctuations in asset value than a Retirement Portfolio with a later Target Retirement Date, and more risk of dramatic fluctuations in asset value than the Retirement Income Portfolio.
More information on the investment strategies of each acquired IC Portfolio is available elsewhere in this prospectus.
Principal Investment Risks: When you invest in a Retirement Portfolio, you should consider that:
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The Portfolio has market risk and credit risk based on the underlying IC Portfolios (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.
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If you are considering investing in a Retirement Portfolio, you should read carefully all risk disclosures contained in this prospectus for the other IC Portfolios before investing because the Retirement Portfolios will own shares of such other IC Portfolios.
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There is no guarantee that the allocations and reallocations of the general categories of acquired funds, the specific choices of acquired funds or the mix of such funds in each Retirement Portfolio will prove to be correct under all market and economic conditions, and you could lose money by investing in the Retirement Portfolios, as is possible with all mutual fund investments. An investment in a “fund of funds” in which allocations gradually shift over time also bears the risk that the target allocation mix, at any given time, may not be the ideal allocation mix based on the existing conditions in the financial markets.
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It is important to note that all of the Retirement Portfolios have assets allocated across equity and fixed income IC Portfolios, and therefore each Retirement Portfolio is subject to the risks of investing in both equity and fixed income securities. It is also important to note that all of the Retirement Portfolios, with the exception of the Retirement Income Portfolio, have assets allocated to the International Portfolio, and therefore a portion of the portfolio of each Retirement Portfolio is subject to the risks of investing in international securities.
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It is important to understand that the Retirement Portfolios can allocate 45% of their assets, which can vary by plus or minus 10%, to equity IC Portfolios at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Portfolio will have as much as 30% of its assets invested in equity IC Portfolios.
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In addition to your anticipated date of retirement, you must consider whether a Retirement Portfolio will suit your tolerance for risk and your personal financial goals. For example, an investor with high tolerance for fluctuations in the value of their investments may prefer a Retirement Portfolio with a later Target Retirement Date that places a greater emphasis on capital appreciation, while an investor with lower tolerance for such fluctuations may prefer a Retirement Portfolio with an earlier Target Retirement Date that places a greater emphasis on capital preservation and current income.
Depending on where your Retirement Portfolio is in its glide path, an investment in a Retirement Portfolio also may be subject to General risk, Underlying Portfolio risk, Active Management risk, Company risk, Market risk, Small-Cap risk, Mid-Cap risk, Value Stock risk, Growth Stock risk, Stock risk, Foreign Investment risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk , Prepayment risk, Large Cap risk, U.S. Government Securities risk, Zero Coupon risk and Eurozone Investment risk. The Principal Risks for each Retirement Portfolio are listed in the Summary Prospectus for that Retirement Portfolio. See “Principal Risks” on page 132 for specific information regarding these risks.

Allocation Portfolios

The Aggressive Allocation Portfolio, Moderate Allocation Portfolio and Conservative Allocation Portfolio are sometimes referred to collectively as the “Allocation Portfolios.”
Each Allocation Portfolio invests in equity IC Portfolios and fixed income IC Portfolios, but each Portfolio targets different percentages to these asset classes. IC Portfolios in which the Allocation Portfolios invest are referred to as acquired funds. The targets reflect three different approaches to asset allocation based on risk tolerance.
Stock prices generally are more volatile than bond prices. Stocks historically have had a larger potential for loss, especially in the short-term, than bonds. The Aggressive Allocation Portfolio, because it invests primarily in equity Portfolios, is expected to have more market risk than the other Allocation Portfolios. The Conservative Allocation Portfolio, because it invests primarily in bond funds, is expected to have less market risk but also may have less potential for gain over the long term than the other Allocation Portfolios.
Conservative Allocation Portfolio
Principal Objective: The Portfolio seeks current income and, to a lesser extent, capital appreciation.
Principal Investment Strategy: The Portfolio invests the majority of its assets in fixed income IC Portfolios and also invests in equity IC Portfolios.
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The Portfolio’s target allocation currently is 65% of net assets in fixed income IC Portfolios and 35% of net assets in equity IC Portfolios.
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The Portfolio seeks to maintain approximately 30% of its net assets in the Bond Portfolio and approximately 35% of its net assets in the Mid-Term Bond Portfolio.
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The Portfolio seeks to maintain approximately 25% of its net assets in the Equity Index Portfolio, approximately 5% of its net assets in the Mid Cap Equity Index Portfolio and approximately 5% of its net assets in the International Portfolio.
The Adviser will periodically rebalance assets in the Portfolio to maintain an approximate 65%/35% relationship between fixed income IC Portfolios and equity IC Portfolios. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Portfolios and equity IC Portfolios.
From time to time, the Adviser may change the equity IC Portfolios and fixed income IC Portfolios in which the Portfolio invests.
Moderate Allocation Portfolio
Principal Objective: The Portfolio seeks capital appreciation and current income.
Principal Investment Strategy: The Portfolio invests in both equity and fixed income IC Portfolios.
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The Portfolio’s target allocation currently is approximately 60% of net assets in equity IC Portfolios and approximately 40% of net assets in fixed income IC Portfolios.
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The Portfolio seeks to maintain approximately 35% of its net assets in the Equity Index Portfolio, approximately 15% of its net assets in the Mid-Cap Equity Index Portfolio and approximately 10% of its net assets in the International Portfolio.
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The Portfolio seeks to maintain approximately 25% of its net assets in the Bond Portfolio and approximately 15% of its net assets in the Mid-Term Bond Portfolio.
The Adviser will periodically rebalance assets in the Portfolio to maintain an approximate 60%/40% relationship between equity IC Portfolios and fixed income IC Portfolios. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Portfolios and equity IC Portfolios.
From time to time, the Adviser may change the equity IC Portfolios and fixed income IC Portfolios in which the Portfolio invests.

Aggressive Allocation Portfolio
Principal Objective: The Portfolio seeks capital appreciation and, to a lesser extent, current income.
Principal Investment Strategy: The Portfolio invests primarily in equity IC Portfolios and also in fixed income IC Portfolios.
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The Portfolio’s target allocation currently is approximately 80% of net assets in equity IC Portfolios and approximately 20% of net assets in fixed income IC Portfolios.
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The Portfolio seeks to maintain approximately 35% of its net assets in the Equity Index Portfolio, approximately 20% of its net assets in the Mid-Cap Equity Index Portfolio, approximately 15% of its net assets in the International Portfolio, approximately 5% of its net assets in the Small Cap Growth Portfolio and approximately 5% of its net assets in the Small Cap Value Portfolio.
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The Portfolio seeks to maintain approximately 20% of its net assets in the Bond Portfolio.
The Adviser will periodically rebalance assets in the Portfolio to maintain an approximate 80%/20% relationship between equity IC Portfolios and fixed income IC Portfolios. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Portfolios and equity IC Portfolios.
From time to time, the Adviser may change the equity IC Portfolios and fixed income IC Portfolios in which the Portfolio invests.
Principal Investment Risk for the Allocation Portfolios:
When you invest in an asset allocation portfolio, you should consider that:
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The Portfolio has market risk and credit risk based on the asset classes (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.
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Different asset classes may have different investment performance, and the positive performance of one class may be offset in whole or in part by the negative performance of another asset class.
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Stock prices and bond prices may increase or decrease at different times, especially over the long run, and the performance of these two asset classes may offset each other during certain periods, but there is no assurance they will do so. Because the Allocation Portfolios hold two asset classes, their performance may be lower than that of equity Portfolios during periods when stocks outperform bonds and may be lower than that of fixed income Portfolios during periods when bonds outperform stocks.
An investment in the Conservative Allocation Portfolio is also subject to General risk, Underlying Portfolio risk, Active Management risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk, Prepayment risk, Stock risk, Large Cap risk, Mid-Cap risk, Foreign Investment Risk, and U.S. Government Securities risk. An investment in the Moderate Allocation Portfolio is also subject to General risk, Underlying Portfolio risk, Active Management risk, Market risk, Stock risk, Large Cap risk, Mid-Cap risk, Foreign Investment risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk , Prepayment Risk, and U.S. Government Securities risk. An investment in the Aggressive Allocation Portfolio is also subject to General risk, Underlying Portfolio risk, Active Management risk, Market risk, Stock risk, Large Cap risk, Mid-Cap risk, Small-Cap risk, Foreign Investment, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk , Prepayment Risk, and U.S. Government Securities risk. See “Principal Risks” on page 132 for specific information regarding these risks.

Description of Principal Risks
Below are descriptions of the principal risks to which investments in the Portfolios are subject.
General risk: There is no assurance that a Portfolio will achieve its investment objective. An investment in any Portfolio could decline in value, and you could lose money by investing in any Portfolio. The investment results for a Portfolio may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Portfolio invests.
Active Management risk: The Portfolio’s portfolio manager makes investment decisions for the Portfolio, but there is no guarantee that an investment strategy will produce the desired results. Securities selected through the portfolio manager’s process may be negatively impacted by factors or events not foreseen in the investment process. As a result, the Portfolio may have a lower return than if it were managed using another process or strategy. These risks may cause the Portfolio to underperform its comparative index or other funds with a similar investment objective.
Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity. This would result in reduced income.
Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Bonds rated BBB or lower generally have more credit risk than higher-rated securities. Below-investment grade debt — also known as “High-yield bonds” and “junk bonds” — have a higher risk of default and tend to be less liquid than higher-rated securities.
Commercial Paper risk: Commercial paper is a short-term obligation; it generally matures in less than 270 days. U.S. and foreign companies and government agencies issue commercial paper to finance their current operations. Commercial paper is usually unsecured and also usually discounted relative to value at maturity. The value of commercial paper may be affected by changes in interest rates (value is generally inversely related to changes in the levels of interest rates) and credit ratings, among other factors.
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies. See “Foreign investment risk” for information on foreign securities.
Concentration Risk: Certain portfolios will concentrate in the securities of a particular industry or group of industries. Because such a Portfolio may invest more of its assets in securities issued by a particular industry, the Portfolio’s performance depends to a greater extent on the overall condition of that industry or group of industries and is more susceptible to events affecting that industry or group of industries.
Corporate Debt risk: In periods of economic uncertainty, investors may favor U.S. government debt securities over debt securities of corporate issuers, in which case the value of corporate debt securities would decline in relation to the value of U.S. government debt securities.
Depositary Receipts risk: The Portfolio may invest in securities of foreign issuers in the form of depositary receipts, including ADRs, or other securities that are convertible into securities of foreign issuers. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Portfolio may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the

United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are also generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges, unlike traditional mutual funds. Their net asset values may differ from the prices of the ETF shares offered on the exchanges. There are also risks associated with investing in ETFs that invest in the securities of companies located throughout the world. See “Foreign investment risk” for information on foreign securities. In addition to the risks of the underlying securities in which an ETF may invest, the following risks are associated with a fund that invests in ETFs:
Trading Risk: Although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. Also there is no assurance that an active trading market for the shares of the ETFs will develop. The lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio of securities. The market price of an underlying ETF may trade at a premium or discount to its net asset value. The performance of the Portfolio could be adversely impacted. Secondary market trading in shares of underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.
Investment Company Risk: The Portfolio indirectly bears fees and expenses charged by the underlying ETFs in which it invests in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the Portfolio.
Passive Investment Risk: Many ETFs are not actively managed. Each underlying ETF invests in the securities included in, or representative of, its underlying index regardless of its investment merit or market trends. In addition, the underlying ETFs generally do not change their investment strategies to respond to changes in the economy. This means that an underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.
Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its index.
Eurozone Investment risk: The United Kingdom’s departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of United Kingdom banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Portfolio’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise. This may negatively affect Portfolio returns, as the value of the security decreases when principal payments are made later than expected. In addition, because principal payments are made later than expected, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.

Financial Industry risk: Companies in the financial industry are subject to extensive government regulation and can be subject to relatively rapid change due to increasingly blurred distinctions between service segments. Companies in the financial industry can also be significantly affected by the availability of capital and the cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Foreign Investment risk: An investment in foreign securities involves risks not associated with investing in U.S. securities that can adversely affect the Portfolio’s performance. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. An investment in foreign securities may be subject to the following risks:
Currency risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from an investment in securities denominated in a foreign currency or may widen existing losses. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.
Settlement risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for delivery of securities) not typically associated with the settlement of U.S. investments.
Geographic risk: The economies and financial markets of certain regions, such as Latin America and the Pacific region, can be highly interdependent and may decline all at the same time.
Political/Economic risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on foreign investments.
Regulatory risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.
Transaction costs risk: the costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.
Withholding Tax Reclaims risk: The Portfolio may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when the Portfolio will receive a withholding tax refund is within the control of the tax authorities in such countries.
Information required to make a claim may not be available, such as shareholder information, and some countries have restrictive timing requirements for these forms and/or conflicting or changing form instructions. Accordingly, a Portfolio may not receive reduced tax rates or potential reclaims even when it might otherwise be entitled to reduced tax rates or a reclaim under a tax treaty.
The net asset value of a Portfolio may include accruals for such tax refunds. If the likelihood of recovery materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Portfolio’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Portfolio’s net asset value and performance. Shareholders in the Portfolio at the time an accrual is written down will bear the impact of the resulting reduction in net asset value regardless of whether they were shareholders during the accrual period. Conversely, if the Portfolio receives a tax refund that has not been previously accrued, shareholders in the Portfolio at the time of the successful recovery will benefit from the resulting increase in the Fund’s net asset value. Shareholders who sold their shares prior to such time will not benefit from such increase in the Fund’s net asset value.

The Portfolio is not obligated to file claims to recover any amounts withheld by foreign authorities and may choose not to do so in some or all jurisdictions based on, among other things, the associated costs, the materiality of the amount at issue, or an assessment of the potential for a successful recovery. Where the Portfolio determines to pursue a claim, there can be no assurance of success or that the costs and expenses incurred by a Portfolio in pursuing a claim will not exceed the amounts recovered, if any.
Growth Stock risk: Growth stocks are stocks considered to possess above average growth potential and generally have low dividends and higher prices relative to standard measures, such as earnings and book value. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
Health Care Industry risk: Companies in the health care industry are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expiration.
Index Tracking Error risk: Each Index fund seeks to track the performance of an index, although it may not be successful in doing so. The divergence between the performance of the Portfolio and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant. For example, the Portfolio may not invest in certain securities in the index, match the securities’ weighting to the index, or the Portfolio may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The Portfolio may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the Portfolio, operating expenses and trading costs all affect the ability of the Portfolio to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
Large Cap risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price, which could prevent the Portfolio from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.

Management risk: The investment techniques and risk analyses applied by the Portfolio may not produce the desired results, and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved.
Market risk: Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The price of securities may fluctuate depending on market conditions, and therefore the value of an investment may increase or decrease dramatically at any time. A Portfolio may experience a substantial or complete loss on any investment. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health threats and other unforeseen events could also significantly impact issuers, economies and markets generally, including in ways that cannot necessarily be foreseen.
Mid-Cap risk: The market risk associated with mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with mid cap stocks is attributable to a number of factors, including the fact that the earnings of mid-size companies tend to be less predictable than those of larger, more established companies. Mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times it may be difficult for a Portfolio to sell mid-cap stocks at reasonable prices. Additionally, mid-cap companies may have lower trading volume and less liquidity than larger, more established companies. The transaction costs for purchasing and selling mid-size companies may be greater than that of larger companies.
Money Market risk: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Board of Directors of the Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors, and a fee may automatically be imposed based on the Portfolio’s liquidity level. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Money Market instrument risk: Money Market instruments may decline in value, based on the performance of the issuer or changes in prevailing interest rates. The returns on money market instruments can be adversely affected when yields on eligible investments are low.
Mortgage risk: A Portfolio that purchases mortgage related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates fall, the underlying mortgages may be prepaid at a faster rate than previously assumed in pricing the mortgage-backed security, which would shorten the period to maturity, and the security holder may have to reinvest proceeds received at lower yields.
Characteristics of underlying mortgage pools will vary, and it is not possible to precisely predict the realized yield or average life of a particular mortgage-backed security, because of the principal prepayment feature inherent in the security.
Non-Diversification risk: The Portfolio may become classified as "non-diversified" under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of it benchmark index. If the Portfolio becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Passive Investment risk: Because the Portfolio is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. In keeping with the Portfolio’s strategy of seeking to track the index, the Portfolio does not seek to reduce market exposure or to reduce the effects of a declining market. As a result, the Portfolio’s performance may lag the performance of actively managed funds.
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline. This may negatively affect Portfolio returns, because the Portfolio may have to reinvest that money at the lower prevailing interest rates. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment.
Small-Cap risk: Securities issued by companies with small-sized market capitalizations generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations because such stocks tend to experience sharper price fluctuations than large capitalization stocks. Also, since equity securities issued by companies with small-sized market capitalizations may not be traded as often as equity securities of companies with larger market capitalizations, it may be difficult for a Portfolio to sell small-capitalization securities at reasonable prices. Small-cap companies may have less access to credit and capital markets, limited availability of information and less liquidity. Small-cap companies may have more limited resources, products and markets than those of larger, more established companies. Securities of small cap companies may be affected more greatly by economic downturns. Companies with small market capitalizations may have limited Wall Street research coverage and low institutional ownership, which may make the stocks more difficult to sell in certain market conditions.
Stock Risk: When you invest in a Portfolio that invests in stocks, you should consider that:
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The Portfolio is subject to market risk — the value of your investment will go up or down, depending on movements in the stock markets. As a result, you may lose money from your investment, or your investment may increase in value.
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The investment results for a particular Portfolio may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Portfolio invests.
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The investment results for a particular Portfolio may be better or worse than the results of other funds that invest in the same types of securities. In other words, stock selection by a Portfolio’s investment adviser(s) will impact the Portfolio’s performance.
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Value stocks and growth stocks usually have different investment results, and either investment style may become out of favor with stock investors at a given time.
Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the ability of the Adviser to select the appropriate mix of underlying portfolios. In addition, achieving the Portfolio’s objective will depend on the performance of the underlying portfolios which depends on the underlying Portfolios' ability to meet their investment objectives. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. There can be no assurance that either the Portfolio or the underlying portfolios will achieve their investment objective. An investment in underlying funds exposes the investing fund to all of the risks entailed in the investments made by the underlying fund.
U.S. Government Securities risk: The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.

Value Stock risk: Value stocks are stocks considered to be undervalued in the marketplace and generally have above average dividends with prices that are considered low as compared with standard measures, such as earnings and book value. Value stocks are subject to the risk that they will remain undervalued. Value stocks are also subject to the risk that the Adviser’s measure of intrinsic value may not be accurate and stocks chosen by the Adviser may perform poorly. There are times when growth stocks outperform value stocks. A risk of choosing value style investing is that it will not outperform growth style investing.
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest, and they may fluctuate more in market value and be more difficult for a Portfolio to sell during periods of interest rate changes than comparable securities that pay interest in cash at regular intervals. For example, a Portfolio may lose a portion of the principal amount of a zero coupon security if it sells the security after an increase in interest rates.
The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Portfolio may lose more if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.

Disclosure of Portfolio Securities Information
A description of the Investment Company’s policies and procedures with respect to the disclosure of the Investment Company’s portfolio securities is available in the Statement of Additional Information. See the back cover for information on how to obtain a copy of the Statement of Additional Information.

Management of the Portfolios
The Advisory contract is renewed for one year periods, as approved by the Investment Company’s Board of Directors. The Advisory contract has been renewed for the year 2023. Information regarding the basis for the approval of the first contract renewal by the Board will be included in the semiannual report to shareholders for the period ending June 30, 2023.
The Adviser

Mutual of America Capital Management LLC, 320 Park Avenue, New York, New York 10022-6839 (the “Adviser” or “Capital Management”) is the investment adviser for the Portfolios of the Investment Company. The Adviser is a registered investment adviser which has managed the assets of Mutual of America Life Insurance Company (the "Insurance Company") and the Portfolios of the Investment Company since 1993. The Adviser had total assets under management of approximately $21.1 billion at December 31, 2022, including $0.3 million for the Investment Company. As Adviser, Capital Management:
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places orders for the purchase and sale of securities,
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engages in securities research,
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makes recommendations to and reports to the Investment Company’s Board of Directors,
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supplies administrative, accounting and recordkeeping services for the Portfolios,
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provides the office space, facilities, equipment, material and personnel necessary to perform its duties, and
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performs reallocation and rebalancing services.
For its investment management services, the Adviser receives compensation from each Portfolio at an annual rate of the Portfolio’s net assets, calculated as a daily charge. These annual rates are:
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All America and Mid-Term Bond Portfolios — .40%
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Bond Portfolio — .39%
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Small Cap Value and Small Cap Growth Portfolios — .75%
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Mid Cap Value Portfolio — .55%
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Equity Index, Mid-Cap Equity Index, and Small Cap Equity Index Portfolios — ..075%
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International Portfolio — .075%
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Money Market Portfolio — .15%
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Allocation Portfolios — 0%
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Retirement Portfolios — .05%
The Allocation Portfolios and the Retirement Portfolios also indirectly incur advisory fees charged by the underlying Portfolios in which the Allocation Portfolios and Retirement Portfolios invest.
Portfolio Managers

The person(s) primarily responsible for the day-to-day management of the Portfolios’ investment portfolios are listed below. No information is given for the Money Market Portfolio because of the type of investments it makes. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Investment Company.
Joseph R. Gaffoglio, President of the Adviser, joined the Adviser in 2005 and has approximately 28 years of experience in the financial industry. Mr. Gaffoglio’s primary focus has been quantitative research and risk management. He is responsible for managing the Retirement Portfolios and Allocation Portfolios, and the large cap portions of the All America Portfolio.

Christopher Malfant, Executive Vice President of the Adviser, joined the Adviser in June 2022 and has approximately 16 years of experience in the financial industry with a focus on managing fixed income portfolios.
Stephen J. Rich, Chief Executive Officer of the Adviser, joined the Adviser in February 2004, and has approximately 31 years of experience selecting securities for and managing equity portfolios.
Jacqueline Sabella, Senior Vice President of the Adviser, joined the Adviser in January 2000, and has approximately 26 years of experience in selecting securities and managing fixed income portfolios.
Marguerite Wagner, Executive Vice President of the Adviser, joined the Adviser in 2005, and has approximately 40 years of experience selecting securities and managing equity portfolios.
Erik Wennerstrum, Second Vice President of the Adviser, joined the Adviser in July 2019, and has approximately 8 years of investment experience. Mr. Wennerstrum works with the Adviser’s quantitative research group, in addition to serving as a portfolio manager of the equity index portfolios since May 2021. Prior to joining the Adviser, Mr. Wennerstrum was a quantitative analyst at PNC Capital Advisors and served as an institutional portfolio manager with PNC Institutional Asset Management.
Jamie A. Zendel, Executive Vice President, Quantitative Research, Equities Indexes, Trading and Administration of the Adviser, manages indexed investments. Ms. Zendel joined the Adviser in July 2007 and has approximately 25 years of experience in the financial industry. Ms. Zendel manages the indexed portfolio of the All America Portfolio, the Equity Index Portfolio, Small Cap Equity Index Portfolio, Mid-Cap Equity Index Portfolio, International Portfolio, Retirement Portfolios and Allocation Portfolios.
Equity Index Portfolio
The Equity Index Portfolio is managed by Jamie A. Zendel and Erik Wennerstrum. See “Portfolio Managers” for additional information.
All America Portfolio
The large cap value and large cap growth segments of the All America Portfolio are managed by Joseph R. Gaffoglio. The small cap and mid-cap value segments of the Portfolio are managed by Stephen J. Rich. The small cap growth and mid cap core segments of the Portfolio are managed by Marguerite Wagner. The indexed portion of the Portfolio is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.
Small Cap Value Portfolio
The Small Cap Value Portfolio is managed by Stephen J. Rich. See “Portfolio Managers” for additional information.
Small Cap Growth Portfolio
The Small Cap Growth Portfolio is managed by Marguerite Wagner. See “Portfolio Managers” for additional information.
Small Cap Equity Index Portfolio
The Small Cap Equity Index Portfolio is managed by Jamie A. Zendel and Erik Wennerstrum. See “Portfolio Managers” for additional information.
Mid Cap Value Portfolio
The Mid Cap Value Portfolio is managed by Stephen J. Rich. See “Portfolio Managers” for additional information.
Mid-Cap Equity Index Portfolio
The Mid-Cap Equity Index Portfolio is managed by Jamie A. Zendel and Erik Wennerstrum. See “Portfolio Managers” for additional information.
International Portfolio

The International Portfolio is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.
Bond Portfolio and Mid-Term Bond Portfolio
The fixed income investment strategy and day-to-day operations of the Bond Portfolio and Mid-Term Bond Portfolio, as well as the mortgage-backed securities segment of each Portfolio, are managed by Christopher Malfant and Jacqueline Sabella. See “Portfolio Managers” for additional information.
Retirement Portfolios
The Retirement Portfolios are managed by Jamie A. Zendel and Joseph R. Gaffoglio. See “Portfolio Managers” for additional information.
Allocation Portfolios
The Allocation Portfolios iare managed by Jamie A. Zendel and Joseph R. Gaffoglio. See “Portfolio Managers” for additional information.

Information about Portfolio Shares
Pricing of Portfolio Shares

The purchase or redemption price of a Portfolio share is equal to its net asset value (“NAV”) that we next calculate after we receive the purchase or redemption order. Orders received by the Separate Account sponsor on a business day prior to the close of regular trading on The New York Stock Exchange (“Exchange”) and communicated to the Portfolio or its Transfer Agent prior to 9:00 a.m. Eastern Time on the following business day will be effected at the NAV determined on the business day when the order was received by the Separate Account. A Portfolio’s net asset value per share is equal to the sum of the value of the securities it holds plus any cash or other assets (including accrued interest and dividends), minus all liabilities (including accrued expenses) divided by the number of shares outstanding. For any portion of a Portfolio’s assets that are invested in an underlying investment company which is not an ETF, that Portfolio’s net asset value is calculated based on the net asset values of the investment company in which the Portfolio has invested. The net asset value of the portion of a Portfolio’s net assets that are invested in ETFs is determined based on the market value of the ETF holdings. The Adviser calculates a Portfolio’s net asset value as of the close of trading on the Exchange on each day the Exchange is open for trading (a “Valuation Day”). Portfolio shares will not be priced on days that the Exchange is not open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. Orders received before that time will be priced at that day's NAV per share. For Portfolios that invest in securities listed on foreign exchanges, the value of the underlying securities may change on days when you will not be able to purchase or redeem shares of the separate account fund that invests in that Portfolio.
In determining a Portfolio’s net asset value, the Adviser uses market value. If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value (the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium).
If there are any equity or debt securities or assets for which market quotations are not readily available, the Adviser will use fair value pricing, as determined in good faith by, or under the direction of, the Investment Company’s Board of Directors or its Valuation Committee.
Fair Value Pricing. Each Portfolio values its portfolio investments for purposes of calculating its net asset value using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for a security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
Debt securities, including corporate bonds; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite quotations obtained from third party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”). Equity securities that are traded on a securities exchange are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, as reported by a pricing service. Investments in mutual funds are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost.
If no current market quotation is readily available or reliable for a security, the fair value of the security will be determined in accordance with the procedures. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
Pursuant to Rule 2a-5 under the 1940 Act, the Portfolio’s Board of Directors has designated the Adviser as each Portfolio’s “valuation designee” to perform each Portfolio’s fair value determinations. The Board of Directors oversees the Adviser in its role as the Valuation Designee and receives reports from the Adviser regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.

Purchase of Shares

The Investment Company offers shares in the Portfolios only to the the Insurance Company and the American Life Insurance Company of New York, now known as Wilton Reassurance Life Company of New York (“Wilton Re”)without sales charge, for allocation to their Separate Accounts. See your variable annuity or variable life insurance prospectus or brochure for information on how to purchase and redeem investments in the separate account funds. Acceptance by the Insurance Company of an order for allocating account balance to one of the separate account funds constitutes a purchase order for shares of the corresponding Portfolio of the Investment Company. In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept funds or issue shares or effect subsequent transactions, including accepting additional contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law. The Investment Company also offers its shares to a limited number of owners of contracts and policies maintained by Wilton Re, which is a closed block of business to which newly established funds are not available.
Redemption of Shares

The Investment Company redeems all full and fractional shares of the Portfolios for cash. The redemption price is the net asset value per share we next determine. We do not impose any deferred sales charge on redemptions.
We pay redemption proceeds normally within seven days of receipt of the redemption request with cash holdings or through sale of assets by the Portfolio, unless the Investment Company suspends or delays payment of redemption proceeds as permitted in accordance with SEC regulations. Acceptance by the Insurance Company of an order for withdrawal of account balance from one of the separate account funds constitutes a redemption order for shares of the corresponding Portfolio of the Investment Company.
In the unlikely event that the Money Market Portfolio’s weekly liquid assets fall below 30% of its total assets, and if the Board of Directors determines that it is in the best interests of the Money Market Portfolio, then the Money Market Portfolio may impose a liquidity fee as early as the same day of up to 2% on all redemptions or may temporarily suspend redemptions for up to 10 business days in any 90 day period. The Money Market Portfolio will discontinue the redemption fee or suspension of redemptions once the Portfolio’s weekly liquid assets have risen to or above 30% of the Portfolio’s total assets, or earlier if the Board of Directors determines that it is in the best interests of the Portfolio to do so.
In the unlikely event that the Money Market Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, then the Money Market Portfolio must impose a liquidity fee of 1% on all redemptions the next business day, unless the Board of Directors determines that it would not be in the best interests of the Money Market Portfolio to impose such a fee, or unless the Board of Directors determines that a higher (up to 2%) or lower fee would be in the best interests of the Money Market Portfolio.
The Money Market Portfolio will notify shareholders about the imposition and lifting of redemption fees and redemption suspensions by posting a notice on the Mutual of America Life Insurance Company website. The proceeds of any redemption fee will be added to the net assets of the Money Market Portfolio. If the Money Market Portfolio’s weekly liquid assets fall below 10% of its total assets, and the Board of Directors determines that it would not be in the best interests of the Portfolio to continue operations, the Money Market Portfolio’s assets would be liquidated and your investment in the Money Market Portfolio would be redeemed.
Frequent Purchases and Redemptions of Portfolio Shares

Risks of frequent trading occurring may be greater for portfolios investing in certain securities, such as funds that invest in securities traded on foreign markets like the International Portfolio, in small cap stocks that may trade infrequently like the Small Cap Value Portfolio and Small Cap Growth Portfolio, and in securities that are illiquid or do not otherwise have readily available market quotations.
The Portfolios are not intended to provide insurance company separate accounts with a means to engage in market timing through frequent transfers of their account balances in an attempt to take advantage of daily fluctuations in the securities markets.

Excessive frequent transfer practices designed to take advantage of short-term changes in the securities markets may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Such transfer practices may cause harm to the investment performance of a Portfolio if transfers involve amounts which are substantial when compared to the Portfolio’s total net assets under management.
The Insurance Company has the exclusive relationship with the individual contractholders and, as such, aggregates all daily purchase and redemption orders received from all contractholders and participants under the contracts into a net purchase or redemption order for shares of the Portfolios offered by the Investment Company. Accordingly, other than as discussed below, the Investment Company does not have access to the records or identities of individual contractholders or participants of the Insurance Company and may not be aware of any individual contractholder or participant who may be engaging in excessive frequent transfers. There can be no assurance that frequent transfers in the Portfolios will not occur.
In view of the above, the Investment Company Board has adopted and implemented the following policies and procedures with regard to frequent transfers.
The Investment Company monitors the aggregate net daily purchase or redemption activity of each Portfolio to make a determination, in its opinion, as to whether such aggregate net trading activity could have an adverse impact on a Portfolio’s investment performance and will request that the Insurance Company take appropriate action to cause a cessation of any such activity. Frequent trading procedures, as well as any frequent trading activity that may have an adverse effect, are communicated to the Investment Company Board on a quarterly basis.
In this regard, the Investment Company seeks to work with the Insurance Company to discourage contractholders and participants from engaging in excessive frequent transfers which could harm the Portfolios’ investment performance. The Investment Company has not set a restriction on the volume or number of transactions allowed in a given period and it has not established a minimum holding period nor an exchange or redemption fee. There may be legal and technological limitations on the ability of the Insurance Company to impose restrictions or limitations on the transfer practices of its contractholders and participants. Consequently, the Investment Company’s ability to monitor and discourage frequent transfer practices in a Portfolio may be limited. If not detected, frequent transfer practices may harm the investment performance of a Portfolio.
If in the Investment Company’s opinion, excessive frequent transfer activity involving material amounts is causing an adverse effect on a Portfolio’s investment performance, the Investment Company will request access to data of individual contractholders’ and participants’ transaction activity and instruct the Insurance Company to take such actions as are appropriate to cause the activity to cease. If the Insurance Company, after consultation in such circumstances, does not take reasonable steps to substantially eliminate such activity by its contractholders, the Investment Company reserves the right to reject any purchase order it receives thereafter that, in the Investment Company’s opinion, may adversely affect a Portfolio’s investment performance.
With regard to accounts through the Company’s Transfer Agent, at the present time, the Portfolios do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Portfolios. The Portfolios reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Portfolios, including suspending or terminating trading privileges in Portfolio shares, for any investor whom the Portfolios believe has a history of abusive trading or whose trading, in the judgment of the Portfolios, has been or may be disruptive to the Portfolios. The Investment Company has no arrangements with any person or entities to permit frequent transfer activity.
Intermediaries Purchasing Shares in the Investment Company
The Separate Accounts through which contractholders participate in the Investment Company may impose frequent trading restrictions that differ from those described above. Participants should consult the prospectus of the Separate Account in which they own units for disclosures provided by the Separate Account to determine what restrictions apply to them. The prospectuses of the Separate Account will contain a description of the Insurance Company’s policies and procedures with respect to frequent purchases and redemptions of Portfolio shares. The restrictions described above, which are designed to prevent or minimize frequent trading that could have an adverse impact on a Portfolio’s performance, apply to trades that occur through the Separate Accounts, based upon their net purchases or redemptions and will not be imposed in circumstances where the Separate Account’s frequent trading policies sufficiently protect Portfolio shareholders.
Dividends, Capital Gains Distributions and Taxes

Each Portfolio generally declares dividends at least annually to pay out substantially all of the Portfolio’s net investment income and net realized short and long term capital gains. All dividends and capital gains distributions are reinvested in additional shares.
A Portfolio may pay dividends of investment income and/or capital gain distributions more frequently than set forth above in order to avoid Fund-level tax.
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in a Portfolio. Your investment in a Portfolio may have other tax implications. Please consult your tax advisor about federal, state, local, foreign or other tax laws applicable to you. Investors, including non-U.S. investors, may wish to consult the tax section of the Statement of Additional Information (the “SAI”) for additional disclosure.
Each Portfolio has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such.
A Portfolio is not subject to federal income tax on ordinary income and net realized capital gains that it distributes to shareholders, as long as it meets the requirements to be treated as a regulated investment company including, but not limited to requirements related to source of income, diversification of assets and minimum distributions. A Portfolio's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. Each Portfolio is treated as a separate corporation for federal income tax purposes and must satisfy the tax requirements independently.
The Insurance Company, through the Separate Accounts, is the shareholder of the Investment Company’s Portfolios. Under current federal tax law, the Separate Accounts do not pay taxes on the income dividends and capital gains distributions they receive through ownership of the Portfolio’s shares. Each Portfolio intends to comply or continue to comply with the diversification requirements imposed by section 817(h) of the Internal Revenue Code of 1986, as amended, and the regulations thereunder. These requirements place certain limitations on the assets of each Separate Account — and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related Separate Account — that may be invested in securities of a single issuer. A Portfolio’s failure to satisfy the section 817(h) requirements would result in taxation of the Insurance Company and treatment of the holders other than as described in the applicable Contract prospectus.
A contractholder or policyowner should refer to the Contract prospectus or brochure for a summary discussion of the tax consequences for increases in account balance and distributions under the Contract.
Breakpoint Discounts

Since the Investment Company does not charge front end or back end sales charges, there are no breakpoint discounts.

Financial Highlights
The financial highlights tables are intended to help you understand the Portfolios’ financial performance for the past five years, or for the period of a Portfolio’s operations if shorter. Information for the Portfolios is not available for each of the past five years because the Investment Company commenced operations on January 24, 2020.
The total returns in the table represent the rate that an investor would have earned or lost on an investment in the particular Portfolio (assuming reinvestment of all dividends and other distributions). This information is excerpted from the financial statements of the Portfolio, which have been audited by KPMG LLP, the Portfolios’ independent registered public accounting firm, whose report, along with the Investment Company’s financial statements, are included in the Investment Company’s annual report, which is available upon request.
The total returns shown below do not include charges and expenses imposed at the Separate Account or variable contract level. If they did, the returns shown would have been lower. Investors should refer to their contracts regarding charges and expenses. Therefore, the returns do not represent the rate that a contractholder or policyowner would have earned or lost on the portion of the account balance allocated to the corresponding Portfolio.
Income from investment operations and distributions per share for a Portfolio share outstanding since the Portfolios’ inception date of January 24, 2020, and other supplementary data with respect to each Portfolio are presented below and in the pages following.
Equity Index Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$72.00	$56.73	$48.89
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.89	0.82	0.84
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(13.97)	15.26	7.00
Total From Investment Operations	(13.08)	16.08	7.84
Less Distributions
From Net Investment Income	(0.80)	(0.81)	—
From Net Realized Gains	(1.86)	—	—
Total Distributions	(2.66)	(0.81)	—
Net Asset Value, End of Year	$56.26	$72.00	$56.73
Total Return (%)(b)	(18.06)	28.51	16.01(c)
Net Assets, End of Year ($ millions)	102.1	123.9	97.8
Ratio of Net Income (Loss) to Average Net Assets (%)	1.50	1.29	1.80(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.92	0.78	0.98(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	0.13	0.14(d)
Portfolio Turnover Rate (%)(e)	10.72	21.48	39.64(c)

(a)For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Not Annualized.
(d)
Annualized.
(e)
Portfolio turnover rate excludes all short-term securities.

All America Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$35.66	$28.31	$24.60
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.33	0.31	0.33
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(6.71)	7.34	3.38
Total From Investment Operations	(6.38)	7.65	3.71
Less Distributions
From Net Investment Income	(0.26)	(0.30)	—
From Net Realized Gains	(1.62)	—	—
Total Distributions	(1.88)	(0.30)	—
Net Asset Value, End of Year	$27.40	$35.66	$28.31
Total Return (%)(b)	(17.73)	27.10	15.08(c)
Net Assets, End of Year ($ millions)	14.5	17.9	14.7
Ratio of Net Income (Loss) to Average Net Assets (%)	1.10	0.89	1.42(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	1.94	1.66	1.93(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.52	0.52	0.52(d)
Portfolio Turnover Rate (%)(e)	18.54	25.92	45.10(c)
Small Cap Value Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$19.07	$14.56	$14.86
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.20	0.11	0.25
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.11)	4.52	(0.55)
Total From Investment Operations	(1.91)	4.63	(0.30)
Less Distributions
From Net Investment Income	(0.14)	(0.12)	—
From Net Realized Gains	(1.80)	—	—
Total Distributions	(1.94)	(0.12)	—
Net Asset Value, End of Year	$15.22	$19.07	$14.56
Total Return (%)(b)	(9.81)	31.86	(2.02)(c)
Net Assets, End of Year ($ millions)	10.0	11.9	7.6
Ratio of Net Income (Loss) to Average Net Assets (%)	1.18	0.94	2.11(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	2.35	2.03	2.29(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.81	0.81	0.81(d)
Portfolio Turnover Rate (%)(e)	21.45	79.96	49.88(c)

(a)For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Not Annualized.
(d)
Annualized.
(e)
Portfolio turnover rate excludes all short-term securities.

Small Cap Growth Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$23.07	$20.94	$14.97
Income (Loss) from Investment Operations
Net Investment Income (Loss)	—(b)	(0.06)	(0.02)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(6.51)	2.21	5.99
Total From Investment Operations	(6.51)	2.15	5.97
Less Distributions
From Net Investment Income	—	(0.02)	—
From Net Realized Gains	(3.10)	—	—
Total Distributions	(3.10)	(0.02)	—
Net Asset Value, End of Year	$13.46	$23.07	$20.94
Total Return (%)(c)	(28.27)	10.26	39.92(d)
Net Assets, End of Year ($ millions)	10.1	15.6	15.1
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.03)	(0.26)	(0.15)(e)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	2.46	1.88	2.06(e)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.81	0.81	0.81(e)
Portfolio Turnover Rate (%)(f)	67.79	60.11	96.43(d)
Small Cap Equity Index Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$11.79	$10.89	$9.88
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.14	0.17	0.10
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.08)	2.65	1.03
Total From Investment Operations	(1.94)	2.82	1.13
Less Distributions
From Net Investment Income	(0.13)	(0.15)	(0.08)
From Net Realized Gains	(0.60)	(1.77)	(0.04)
Total Distributions	(0.73)	(1.92)	(0.12)
Net Asset Value, End of Year	$9.12	$11.79	$10.89
Total Return (%)(c)	(16.30)	26.57	11.52(d)
Net Assets, End of Year ($ millions)	7.0	7.6	4.3
Ratio of Net Income (Loss) to Average Net Assets (%)	1.48	1.32	1.57(e)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	2.59	2.66	2.61(e)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.15	0.14	0.15(e)
Portfolio Turnover Rate (%)(f)	37.04	66.71	69.92(d)

(a)For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Not Annualized.
(e)
Annualized.
(f)
Portfolio turnover rate excludes all short-term securities.

Mid Cap Value Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$22.35	$16.85	$16.33
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.22	0.17	0.46
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.67)	5.53	0.06
Total From Investment Operations	(2.45)	5.70	0.52
Less Distributions
From Net Investment Income	(0.16)	(0.20)	—
From Net Realized Gains	(0.98)	—	—
Total Distributions	(1.14)	(0.20)	—
Net Asset Value, End of Year	$18.76	$22.35	$16.85
Total Return (%)(b)	(10.70)	33.91	3.19(c)
Net Assets, End of Year ($ millions)	4.6	3.9	1.8
Ratio of Net Income (Loss) to Average Net Assets (%)	1.40	1.52	3.17(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	3.20	4.26	4.25(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.65	0.65	0.65(d)
Portfolio Turnover Rate (%)(e)	18.34	51.57	27.14(c)
Mid-Cap Equity Index Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$31.31	$25.40	$22.49
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.44	0.39	0.33
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(4.66)	5.83	2.58
Total From Investment Operations	(4.22)	6.22	2.91
Less Distributions
From Net Investment Income	(0.34)	(0.31)	—
From Net Realized Gains	(1.62)	—	—
Total Distributions	(1.96)	(0.31)	—
Net Asset Value, End of Year	$25.13	$31.31	$25.40
Total Return (%)(b)	(13.19)	24.56	12.96(c)
Net Assets, End of Year ($ millions)	47.6	59.4	49.8
Ratio of Net Income (Loss) to Average Net Assets (%)	1.61	1.26	1.68(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	1.08	0.87	1.07(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	0.14	0.14(d)
Portfolio Turnover Rate (%)(e)	24.10	39.89	53.83(c)

(a)For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Not Annualized.
(d)
Annualized.
(e)
Portfolio turnover rate excludes all short-term securities.

International Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$10.69	$9.82	$9.05
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.33	0.23	0.17
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(1.64)	0.80	0.60
Total From Investment Operations	(1.31)	1.03	0.77
Less Distributions
From Net Investment Income	(0.24)	(0.16)	—
From Net Realized Gains	(0.93)	—	—
Total Distributions	(1.17)	(0.16)	—
Net Asset Value, End of Year	$8.21	$10.69	$9.82
Total Return (%)(b)	(10.59)	10.53	8.47(c)
Net Assets, End of Year ($ millions)	14.1	15.4	12.8
Ratio of Net Income (Loss) to Average Net Assets (%)	4.17	2.40	2.30(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	1.49	1.17	1.19(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.13	0.12	0.13(d)
Portfolio Turnover Rate (%)(f)	20.78	101.67	27.23(c)
Retirement Income Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$13.80	$13.06	$12.22
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.13	0.14	—(g)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(1.68)	0.65	0.84
Total From Investment Operations	(1.55)	0.79	0.84
Less Distributions
From Net Investment Income	(0.18)	—	—
From Net Realized Gains	(0.60)	(0.05)	—
Total Distributions	(0.78)	(0.05)	—
Net Asset Value, End of Year	$11.47	$13.80	$13.06
Total Return (%)(b)	(11.01)	6.05	6.88(c)
Net Assets, End of Year ($ millions)	4.7	5.3	3.1
Ratio of Net Income (Loss) to Average Net Assets (%)	1.09	1.31	(0.03)(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(h)	1.85	2.19	2.50(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(h)	0.08	0.08	0.08(d)
Portfolio Turnover Rate (%)(f)	17.17	13.95	34.72(c)

(a)For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Not Annualized.
(d)
Annualized.
(e)
International Portfolio excludes the expenses of its ETF investments.
(f)
Portfolio turnover rate excludes all short-term securities.
(g)
Amount is less than $0.005 per share.
(h)
Allocation and Retirement Portfolios exclude expenses of the underlying Portolios.

2015 Retirement Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$12.23	$11.39	$10.61
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.14	0.14	—(b)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(1.60)	0.70	0.78
Total From Investment Operations	(1.46)	0.84	0.78
Less Distributions
From Net Investment Income	(0.18)	—	—
From Net Realized Gains	(0.37)	—	—
Total Distributions	(0.55)	—	—
Net Asset Value, End of Year	$10.22	$12.23	$11.39
Total Return (%)(c)	(11.72)	7.37	7.38(d)
Net Assets, End of Year ($ millions)	5.2	6.4	6.3
Ratio of Net Income (Loss) to Average Net Assets (%)	1.14	1.11	(0.04)(e)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	1.64	1.49	1.10(e)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.07	0.07	0.07(e)
Portfolio Turnover Rate (%)(g)	12.02	16.48	14.67(d)
2020 Retirement Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$14.95	$13.65	$12.57
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.16	0.17	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.11)	1.13	1.09
Total From Investment Operations	(1.95)	1.30	1.08
Less Distributions
From Net Investment Income	(0.21)	—	—
From Net Realized Gains	(0.58)	—	—
Total Distributions	(0.79)	—	—
Net Asset Value, End of Year	$12.21	$14.95	$13.65
Total Return (%)(c)	(12.83)	9.52	8.60(d)
Net Assets, End of Year ($ millions)	14.2	16.2	16.6
Ratio of Net Income (Loss) to Average Net Assets (%)	1.23	1.13	(0.06)(e)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.65	0.66	0.51(e)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.08	0.07	0.07(e)
Portfolio Turnover Rate (%)(g)	11.91	18.50	18.95(d)

(a)For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Not Annualized.
(e)
Annualized.
(f)
Allocation and Retirement Portfolios exclude expenses of the underlying Portolios.
(g)
Portfolio turnover rate excludes all short-term securities.

2025 Retirement Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$16.98	$15.14	$13.81
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.20	0.18	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.55)	1.66	1.34
Total From Investment Operations	(2.35)	1.84	1.33
Less Distributions
From Net Investment Income	(0.21)	—	—
From Net Realized Gains	(0.38)	—	—
Total Distributions	(0.59)	—	—
Net Asset Value, End of Year	$14.04	$16.98	$15.14
Total Return (%)(b)	(13.64)	12.15	9.64(c)
Net Assets, End of Year ($ millions)	21.5	25.8	21.6
Ratio of Net Income (Loss) to Average Net Assets (%)	1.30	1.18	(0.06)(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.43	0.50	0.44(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.06	0.06	0.06(d)
Portfolio Turnover Rate (%)(f)	14.98	14.62	22.54(c)
2030 Retirement Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$18.56	$16.06	$14.48
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.21	0.19	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.92)	2.31	1.59
Total From Investment Operations	(2.71)	2.50	1.58
Less Distributions
From Net Investment Income	(0.21)	—	—
From Net Realized Gains	—	—	—
Total Distributions	(0.21)	—	—
Net Asset Value, End of Year	$15.64	$18.56	$16.06
Total Return (%)(b)	(14.54)	15.57	10.89(c)
Net Assets, End of Year ($ millions)	14.6	16.7	11.9
Ratio of Net Income (Loss) to Average Net Assets (%)	1.32	1.21	(0.06)(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.69	0.77	0.65(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.06	0.06	0.06(d)
Portfolio Turnover Rate (%)(f)	19.29	7.79	26.71(c)

(a)For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Not Annualized.
(d)
Annualized.
(e)
Allocation and Retirement Portfolios exclude expenses of the underlying Portolios.
(f)
Portfolio turnover rate excludes all short-term securities.

2035 Retirement Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$19.42	$16.52	$14.75
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.21	0.21	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(3.19)	2.69	1.78
Total From Investment Operations	(2.98)	2.90	1.77
Less Distributions
From Net Investment Income	(0.21)	—	—
From Net Realized Gains	(0.45)	—(b)	—
Total Distributions	(0.66)	—	—
Net Asset Value, End of Year	$15.78	$19.42	$16.52
Total Return (%)(c)	(15.10)	17.55	12.00(d)
Net Assets, End of Year ($ millions)	7.9	8.5	6.0
Ratio of Net Income (Loss) to Average Net Assets (%)	1.40	1.25	(0.06)(e)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	1.26	1.34	1.18(e)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.07	0.07	0.07(e)
Portfolio Turnover Rate (%)(g)	18.96	15.23	29.41(d)
2040 Retirement Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$19.66	$16.49	$14.64
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.23	0.21	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(3.33)	2.96	1.86
Total From Investment Operations	(3.10)	3.17	1.85
Less Distributions
From Net Investment Income	(0.23)	—	—
From Net Realized Gains	(0.43)	—	—
Total Distributions	(0.66)	—	—
Net Asset Value, End of Year	$15.90	$19.66	$16.49
Total Return (%)(c)	(15.48)	19.22	12.65(d)
Net Assets, End of Year ($ millions)	7.0	8.2	5.2
Ratio of Net Income (Loss) to Average Net Assets (%)	1.45	1.24	(0.05)(e)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	1.40	1.41	1.40(e)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.07	0.07	0.07(e)
Portfolio Turnover Rate (%)(g)	29.05	12.32	32.08(d)

(a)For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Not Annualized.
(e)
Annualized.
(f)
Allocation and Retirement Portfolios exclude expenses of the underlying Portolios.
(g)
Portfolio turnover rate excludes all short-term securities.

2045 Retirement Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$19.52	$16.32	$14.47
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.20	0.20	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(3.24)	3.00	1.86
Total From Investment Operations	(3.04)	3.20	1.85
Less Distributions
From Net Investment Income	(0.19)	—	—
From Net Realized Gains	(0.37)	—	—
Total Distributions	(0.56)	—	—
Net Asset Value, End of Year	$15.92	$19.52	$16.32
Total Return (%)(b)	(15.34)	19.61	12.81(c)
Net Assets, End of Year ($ millions)	3.9	4.0	2.8
Ratio of Net Income (Loss) to Average Net Assets (%)	1.42	1.17	(0.05)(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	2.35	2.70	2.51(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.07	0.07	0.07(d)
Portfolio Turnover Rate (%)(f)	13.60	12.43	21.26(c)
2050 Retirement Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$23.88	$19.92	$17.64
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.23	0.26	—(g)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(4.01)	3.71	2.28
Total From Investment Operations	(3.78)	3.97	2.28
Less Distributions
From Net Investment Income	(0.25)	—	—
From Net Realized Gains	(1.05)	(0.01)	—
Total Distributions	(1.30)	(0.01)	—
Net Asset Value, End of Year	$18.80	$23.88	$19.92
Total Return (%)(b)	(15.36)	19.95	12.92(c)
Net Assets, End of Year ($ millions)	4.0	4.0	2.9
Ratio of Net Income (Loss) to Average Net Assets (%)	1.46	1.21	(0.04)(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	2.54	2.64	2.51(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.07	0.07	0.07(d)
Portfolio Turnover Rate (%)(f)	13.41	23.80	21.92(c)

(a)For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Not Annualized.
(d)
Annualized.
(e)
Allocation and Retirement Portfolios exclude expenses of the underlying Portolios.
(f)
Portfolio turnover rate excludes all short-term securities.
(g)
Amount is less than $0.005 per share.

2055 Retirement Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$18.21	$15.14	$13.43
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.17	0.19	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.97)	2.88	1.72
Total From Investment Operations	(2.80)	3.07	1.71
Less Distributions
From Net Investment Income	(0.18)	—	—
From Net Realized Gains	—	—	—
Total Distributions	(0.18)	—	—
Net Asset Value, End of Year	$15.23	$18.21	$15.14
Total Return (%)(b)	(15.30)	20.28	12.71(c)
Net Assets, End of Year ($ millions)	0.9	0.9	0.5
Ratio of Net Income (Loss) to Average Net Assets (%)	1.41	1.28	(0.08)(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	10.88	12.24	13.49(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.11	0.05	0.11(d)
Portfolio Turnover Rate (%)(f)	9.85	13.07	17.48(c)
2060 Retirement Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$15.23	$12.69	$11.21
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.17	0.10	—(g)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.46)	2.44	1.41
Total From Investment Operations	(2.29)	2.54	1.41
Less Distributions
From Net Investment Income	(0.12)	—(g)	—
From Net Realized Gains	—	—	—
Total Distributions	(0.12)	—	—
Capital Contribution from Adviser	—	—	(0.07)(h)
Net Asset Value, End of Year	$12.82	$15.23	$12.69
Total Return (%)(b)	(14.94)	20.02	13.18(c),(i)
Net Assets, End of Year ($ millions)	0.7	0.8	0.3
Ratio of Net Income (Loss) to Average Net Assets (%)	1.31	1.14	(0.01)(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	14.38	21.07	21.39(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.05	0.05	0.05(d)
Portfolio Turnover Rate (%)(f)	37.47	26.75	52.71(c)

(a)For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Not Annualized.
(d)
Annualized.
(e)
Allocation and Retirement Portfolios exclude expenses of the underlying Portolios.
(f)
Portfolio turnover rate excludes all short-term securities.
(g)
Amount is less than $0.005 per share.
(h)
The Portfolio received a non-recurring capital contribution from Mutual of America Capital Management LLC, the Adviser, of $1,590 during the year to reflect an increase in the value of receivables owed to the Portfolio at year-end.
(i)
The Portfolio received a non-recurring capital contribution from Mutual of America Capital Management LLC, the Adviser, during the year. The corresponding impact to the total return was an increase of 0.62% for the period shown.

Conservative Allocation Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$14.99	$13.90	$12.86
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.15	0.19	—(b)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.03)	0.96	1.04
Total From Investment Operations	(1.88)	1.15	1.04
Less Distributions
From Net Investment Income	(0.24)	—	—
From Net Realized Gains	(0.61)	(0.06)	—
Total Distributions	(0.85)	(0.06)	—
Net Asset Value, End of Year	$12.26	$14.99	$13.90
Total Return (%)(c)	(12.32)	8.28	8.08(d)
Net Assets, End of Year ($ millions)	8.8	9.9	9.7
Ratio of Net Income (Loss) to Average Net Assets (%)	1.21	1.25	(0.02)(e)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.96	0.95	0.77(e)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.02	0.02	0.02(e)
Portfolio Turnover Rate (%)(g)	10.28	31.80	25.55(d)
Moderate Allocation Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$19.82	$17.28	$15.70
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.23	0.23	—(b)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(3.05)	2.31	1.58
Total From Investment Operations	(2.82)	2.54	1.58
Less Distributions
From Net Investment Income	(0.26)	—	—
From Net Realized Gains	(0.87)	—	—
Total Distributions	(1.13)	—	—
Net Asset Value, End of Year	$15.87	$19.82	$17.28
Total Return (%)(c)	(13.88)	14.70	10.10(d)
Net Assets, End of Year ($ millions)	19.6	23.6	23.2
Ratio of Net Income (Loss) to Average Net Assets (%)	1.35	1.19	(0.02)(e)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.41	0.45	0.37(e)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.02	0.02	0.02(e)
Portfolio Turnover Rate (%)(g)	11.10	32.02	24.94(d)

(a)For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Not Annualized.
(e)
Annualized.
(f)
Allocation and Retirement Portfolios exclude expenses of the underlying Portolios.
(g)
Portfolio turnover rate excludes all short-term securities.

Aggressive Allocation Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$23.38	$19.74	$17.54
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.26	0.26	—(b)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(3.93)	3.38	2.20
Total From Investment Operations	(3.67)	3.64	2.20
Less Distributions
From Net Investment Income	(0.25)	—	—
From Net Realized Gains	(0.72)	—	—
Total Distributions	(0.97)	—	—
Net Asset Value, End of Year	$18.74	$23.38	$19.74
Total Return (%)(c)	(15.36)	18.44	12.51(d)
Net Assets, End of Year ($ millions)	4.4	5.1	3.9
Ratio of Net Income (Loss) to Average Net Assets (%)	1.38	1.19	(0.02)(e)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	2.09	1.99	1.39(e)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.02	0.02	0.02(e)
Portfolio Turnover Rate (%)	9.09	19.40	13.94(d)
Money Market Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$12.312	$12.328	$12.325
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.108	(0.015)	0.029
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.060	(0.001)	0.004
Total From Investment Operations	0.168	(0.016)	0.033
Less Distributions
From Net Investment Income	(0.106)	—	(0.029)
From Net Realized Gains	—	—	—
Return of Capital	—	—	(0.001)
Total Distributions	(0.106)	—	(0.030)
Net Asset Value, End of Year	$12.374	$12.312	$12.328
Total Return (%)(c)	1.35	(0.16)	0.28(d)
Net Assets, End of Year ($ millions)	35.0	8.1	7.5
Ratio of Net Income (Loss) to Average Net Assets (%)	2.22	(0.13)	0.27(e)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	1.10	1.61	0.85(e)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.20	0.20	0.20(e)
Portfolio Turnover Rate (%)(g)	NA	NA	NA

(a)For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Not Annualized.
(e)
Annualized.
(f)
Allocation and Retirement Portfolios exclude expenses of the underlying Portolios.
(g)
NA = Not Applicable.

Mid-Term Bond Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$10.76	$11.19	$10.72
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.11	0.08	0.11
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(0.93)	(0.27)	0.36
Total From Investment Operations	(0.82)	(0.19)	0.47
Less Distributions
From Net Investment Income	(0.08)	(0.11)	—
From Net Realized Gains	—	(0.13)	—
Total Distributions	(0.08)	(0.24)	—
Net Asset Value, End of Year	$9.86	$10.76	$11.19
Total Return (%)(b)	(7.60)	(1.74)	4.37(c)
Net Assets, End of Year ($ millions)	21.2	20.9	20.3
Ratio of Net Income (Loss) to Average Net Assets (%)	1.14	0.78	1.14(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	1.44	1.39	1.40(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.45	0.45	0.45(d)
Portfolio Turnover Rate (%)(e)	26.87	16.55	32.55(c)
Bond Portfolio

	Years Ended December 31,		Period Ended December 31,
	2022	2021	2020(a)
Net Asset Value, Beginning of Year	$15.07	$15.70	$14.96
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.23	0.13	0.20
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.09)	(0.53)	0.54
Total From Investment Operations	(1.86)	(0.40)	0.74
Less Distributions
From Net Investment Income	(0.21)	(0.23)	—
From Net Realized Gains	—(f)	—(f)	—
Total Distributions	(0.21)	(0.23)	—
Net Asset Value, End of Year	$13.00	$15.07	$15.70
Total Return (%)(b)	(12.31)	(2.52)	4.95(c)
Net Assets, End of Year ($ millions)	33.3	37.9	34.2
Ratio of Net Income (Loss) to Average Net Assets (%)	1.68	1.07	1.37(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	1.29	1.20	1.32(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.45	0.45	0.45(d)
Portfolio Turnover Rate (%)(e)	24.99	30.27	21.69(c)

(a)For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Not Annualized.
(d)
Annualized.
(e)
Portfolio turnover rate excludes all short-term securities.
(f)
Amount is less than $0.005 per share.

Mutual of America Variable Insurance Portfolios, Inc.
Investment Adviser
Mutual of America Capital Management LLC
Fund Counsel
Ropes & Gray LLP
Custodian
Brown Brothers Harriman & Co.

Mutual of America Variable Insurance Portfolios, Inc.
320 Park Avenue, New York, New York 10022-6839
You May Obtain More Information

Registration Statement. We have filed with the SEC a Registration Statement about the Investment Company. The Registration Statement includes this prospectus, a Statement of Additional Information (the “SAI”), and exhibits which are incorporated by reference and are legally a part of this Prospectus. You may examine and copy the Registration Statement at the SEC’s Public Reference Room in Washington, DC. You may call 800.SEC.0330 to learn about the operation of the Public Reference Room.
Statement of Additional Information. The SAI contains additional information about the Investment Company and its Portfolios. We incorporate the SAI into this Prospectus by reference.
Semi-annual and Annual Reports. Additional information about the Portfolios’ investments is available in the Investment Company’s annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion (for all Portfolios except the Money Market Portfolio) of the market conditions and investment strategies that significantly affected the Portfolios’ performance during its last fiscal year.
How to Obtain the SAI and Reports. You may obtain a free copy of the SAI or of the most recent annual and semi-annual reports, by:
•
writing to Mutual of America Variable Insurance Portfolios, Inc. at 320 Park Avenue, New York, NY 10022-6839, or
•
calling 800.468.3785 and asking for Mutual of America Variable Insurance Portfolios, Inc.
You may obtain the SAI and the annual and semi-annual reports free of charge through the Mutual of America Life Insurance Company website at mutualofamerica.com.
The SEC has an Internet website at http://www.sec.gov. You may obtain the Investment Company’s Registration Statement, including the SAI, and its semi-annual and annual reports through the SEC’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov., or by writing to the SEC’s Public Reference Section, Washington, DC 20549-1520.
Where to Direct Questions. If you have questions about the operations of the Investment Company, you should contact your representative at Mutual of America Life Insurance Company.
Intended Use. This prospectus is intended to be used in connection with variable annuity and variable life insurance products issued by Mutual of America Life Insurance Company, and also in connection with certain variable products issued by its former subsidiary company, The American Life Insurance Company of New York, now known as Wilton Re.
Investment Company Act of 1940 Act File Number 811-23449

Prospectus dated May 1, 2023